UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21418

Ancora Trust

(Exact Name of Registrant as Specified in Charter)

6060 Parkland Boulevard, Suite 200

Cleveland, Ohio 44124

(Address of Principal Executive Offices)

Anne Ogan

c/o Ancora Trust

6060 Parkland Boulevard, Suite 200

Cleveland, Ohio 44124

 (Name and Address of Agent for Service)

Copy to:

Michael J. Meaney, Esq.

McDonald Hopkins Co., LPA

600 Superior Ave., E., Suite 2100

Cleveland, Ohio 44114

Registrant's telephone number, including area code: (216) 825-4000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

INTRODUCTION

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

2

INTRODUCTION

3

INTRODUCTION

4

INTRODUCTION

INTRODUCTION INCLUDING SHAREHOLDER LETTER……….………....…..…...1

ANCORA INCOME FUND……….……………………………………………………….……..4

ANCORA/THELEN SMALL MID CAP FUND…………….……………………….…......9

ANCORA MICROCAP FUND…………….………….….……..……………………….…….15

ANCORA SPECIAL OPPORTUNITY FUND….……….…………….……………….….21

FINANCIAL REVIEW…..……………………………………………...........................………..27

FUND EXPENSES………………………………..……………………………….….…....……..58

TRUSTEES & OFFICERS …………………………………..………….….………...................60

PRIVACY POLICY ………………………………………………………………………….......62

1-866-6-ANCORA

Please feel free to dial our toll-free number to speak directly to a knowledgeable representative who can answer any questions or assist you with any issues concerning your account.

www.ancorafunds.com

This report and the financial statements contained herein are provided for the general information of the shareholders of the Ancora Funds. Investors should carefully consider before investing each Fund’s investment objective, risks and expenses. For a prospectus, which contains that information and more information about each Fund, please call 866-626-2672 or visit our website at www.ancorafunds.com. Please read it carefully before you invest or send money.

INTRODUCTION

LETTER TO SHAREHOLDERS

Dear Shareholders:

Thank you for choosing the Ancora Mutual Funds. We have built the Ancora Funds to capitalize on the evolving opportunities in the investment landscape. Our management style centers on building long-term success for the investors of our funds. While no mutual fund can guarantee performance, the Ancora Funds promise that our investment decisions will be based upon dedicated research and careful execution.

ANCORA INCOME FUND

The Ancora Income Fund significantly outperformed its benchmark in 2016, with a total return of 6.2% for its Class I shares and 5.5% for its Class C shares.  For comparison purposes, the Barclay’s Aggregate Bond Index, which measures investment grade bonds traded in the United States, rose 2.7% during this period.

From its highpoint in October to its low in December, the Barclay’s Aggregate Bond Index declined approximately 5% in value. Under the same market pressures the Ancora Income Fund declined approximately 3%. While the stock market soared with the election of Donald Trump, bond prices declined primarily based on the fear of high federal deficits and inflationary expectations.

The investments in closed-end income funds led the portfolio’s performance as the discounts to net asset values at which these funds trade continued to narrow throughout the year. In addition, new bond offerings were difficult for underwriters to market. By taking advantage of the initial weakness in these offerings, we were able to add high quality bonds at attractive prices. Finally, with interest rates now positioned to head higher now and in the future, we are attempting to shorten both maturities and duration in order to lessen the impact of these higher rates.

ANCORA/THELEN SMALL-MID CAP FUND

After leading the Russell 2500 Index for most of the year, the Ancora-Thelen Small Mid Cap Fund Class I shares slightly underperformed in the fourth quarter as the conservative positioning of the portfolio did not keep pace with the strong rally after the Presidential election.  For the year, the Class S, Class I and Class C shares advanced 17.0%, 16.6% and 15.8%, respectively, slightly behind the Russell 2500 Index’s return of 17.6%.  The best performing sectors in the Fund were Materials, which were up 90%; Utilities, which were up 51%;, and Consumer Staples, which were up 31%.  The Materials sector benefited as economic activity began to improve and the stocks came off very low valuation levels.  Best performing stocks were Tronox Corporation, a global leader in the mining, production and marketing of TIO2 and Soda Ash, and Suncoke Energy, Inc., an outsourcer of coking coal operations to the steel industry.  Both stocks were added to the portfolio in 2016.    The Utilities sector benefitted from positive stock selection across all holdings.  We have taken profits in this sector as a rising rate environment is likely to crimp valuations which have reached high levels by historic standards.  Finally, the Consumer Staples sector benefited from broad strength with five of our holdings increasing by more than 30%.

Worst performing sectors included Financial Services and Information Technology.  Financial Services’ under performance was due to an underweight in banks, which rallied

INTRODUCTION

LETTER TO SHAREHOLDERS (CONTINUED)

strongly after the surprise presidential election results.  Information Technology performance was hurt primarily by Autobytel, the auto leads provider, which reduced earnings expectations in the fourth quarter of 2016 due to a decision to increase investment in marketing to enhance future growth.  We were disappointed in the surprise announcement and sold our remaining holdings.

The Fund continued to benefit from merger and acquisition activity.  The following companies all accepted takeover offers during the year: Krispy Kreme Doughnuts, Inc., a global specialty restaurant chain, Starz, Inc., an operator of premium cable channels under the Starz and Encore brands, ADT Corporation, a security services provider, Rouse Properties, shopping mall operator and REIT, Whitewave Foods Company, Inc., a fast growing organic dairy processor, and CST Brands, Inc., a convenience store operator.  The number of takeover offers for our portfolio companies continues to support our method of identifying and buying companies which have attractive franchises.

Our approach in 2017 is to stay broadly exposed to major sectors given the violent and sudden stock rallies which have become a part of the investment environment.  We will again increase the number of companies that we visit in search of investment opportunities.  Higher valuation levels and a more dynamic regulatory and economic environment present enhanced risk and opportunity.  With 3,000 companies in our potential universe, there are always opportunities that will benefit from almost any environment.

We will continue to apply our time tested process of finding stocks which fit into our defined categories; special situations, underfollowed stocks, and franchise companies when the stocks are temporarily cheap. This focused strategy has worked well in a variety of economic and market environments.  We are extremely mindful of our responsibility to create value for our shareholder and are committed to working very hard to earn and retain your trust.

ANCORA MICROCAP FUND

For 2016 the Ancora Microcap Fund Class I shares total return was 16.7% after fees while the Class C shares were 15.7%.   While a strong absolute return, it underperformed the Russell Microcap index for the full year. The shortfall occurred all in the 4th quarter and was due primarily to the portfolio’s underweighting in the financial (banking) sector.  While this same underweighting aided performance in the past few years and although we had been gradually reducing our underweighting, the significant jump in bank stock prices in the 4th quarter hurt our relative performance.

On a positive note, performance during the year was aided by significant exposure to infrastructure stocks as companies such as Ampco Pittsburgh, Northwest Pipe, Orion Marine, Layne Christensen and Sterling Construction benefited from a political climate favoring infrastructure spending, and all these stock experienced returns exceeding 50%.

Other areas which were a drag on results were exposure to energy stocks such as Vaalco and Warren Resources which were severely impacted by unusually low oil prices. Also, the fund was negatively impacted by several health care holdings such as Invacare, Digirad and RTI Biologics. Finally, we were fortunate to have several positions in the

INTRODUCTION

LETTER TO SHAREHOLDERS (CONTINUED)

Technology sector such as AXT, Inc., Oclaro and Aviat Networks all of which gained 100% or more.

We are pleased that for the 8+ years since the fund’s inception the Class I shares have been able to outperform the benchmark by well over 1% annualized after fees.

ANCORA SPECIAL OPPORTUNITY FUND

In 2016 The Ancora Special Opportunities Fund, returned 17.2% for investors in its Class I shares and 16.3% for investors in its Class C shares considerably exceeding the Wilshire 5000 Index, a capitalization weighted index which tracks the largest 5000 publicly traded U.S. companies, return of 13.4% during this same period.

Leading the portfolio’s performance were investments in closed-end funds where the discounts to net asset values at which these funds trade continued to tighten throughout the year.  Additionally, the portfolio’s focus on financials, industrials and information technology served us well as these industry groups outperformed the market by a wide margin. While Consumer Discretionary, Consumer Staples and Health Care significantly underperformed the market, the total investment in these areas amounted to less than 10% of the portfolio.

With the election of Donald Trump as President of the United States, the market rose significantly in the final two months of the year. With the continued advance in the first months of 2017, stocks have become more fully priced. As a result the portfolio has become more focused on event-driven investments where market movements have a less than proportional impact on portfolio returns.  Because we have become more cautious, we have increased the cash portion of the portfolio. However; our current perspective on stocks remains positive although we have become much more selective in the screening process.

Specific information for each fund’s operations and holdings are on the following pages. If you have any questions, please feel free to contact the Ancora Mutual Funds directly at 866-6-Ancora (866-626-2672) or visit our website at www.ancorafunds.com. We appreciate the trust you have placed in us through your investment and are working diligently to deliver long-term results.

Anne Peterson Ogan

        Richard A. Barone

Dan Thelen

     Denis Amato

Acting Chairman

        Portfolio Manager

Portfolio Manager

     Portfolio Manager

ANCORA INCOME FUND

INVESTMENT OBJECTIVE:

THE ANCORA INCOME FUND SEEKS TO PROVIDE INVESTORS A HIGH LEVEL OF CURRENT INCOME WITH A SECONDARY OBJECTIVE OF CAPITAL APPRECIATION.

PORTFOLIO MANAGER:

Richard A. Barone

Portfolio Manager, Ancora Advisors

_________________________

NET ASSETS:

$32.2 MILLION*

_________________________

INCEPTION DATE:

JANUARY 5, 2004

_________________________

TICKERS:

CLASS C – ANICX

CLASS I – AAIIX

________________________

MINIMUM INITIAL INVESTMENT:

CLASS C – $5,000

CLASS I – $5,000

* As of December 31, 2016

TOP HOLDINGS: DECEMBER 31, 2016 (d)
NAME	% OF NET ASSETS
First American Funds Government Obligation Class Y	5.80%
MFS Intermediate Income Trust	4.83%
Aberdeen Asia-Pacific Income Fund, Inc.	4.68%
BlackRock Credit Allocation Income Trust IV	4.03%
The GDL Fund 3.0% 3/26/18 Pfd	3.92%
Western Asset/Claymore Inflation-Linked Opportunity	3.71%
Affiliated Managers Group 6.375% 08/15/42	2.87%
Franklin Limited Duration Income Trust	2.70%
Ares Capital Corp. Sr Nt callable 10/1/15 @25	2.55%
Saratoga Investment Corp 7.50%	2.52%

SECTOR DIVERSIFICATION: DECEMBER 31, 2016 (d)
NAME	% OF TOTAL INVESTMENTS
Closed-End Income Funds	23.40%
Direct Trust Certificates	33.01%
Money Market Funds	8.49%
Traditional Preferred	13.74%
REIT Senior Securities	10.37%
Closed-End Funds, Senior Securities	10.98%

TOTAL RETURNS: DECEMBER 31, 2016
	ONE YEAR	THREE YEARS (d)	FIVE YEARS (d)	TEN YEARS (d)	SINCE INCEP (a)(d)
ANCORA INCOME FUND - C(b)	5.51%	6.36%	4.40%	4.86%	4.81%
ANCORA INCOME FUND - I(b)	6.21%	7.03%	5.04%	5.31%	5.21%
BARCLAY’S AGG. INDEX(c)	2.65%(d)	3.03%	2.23%	4.30%	4.17%

a)

Inception data reflects the annualized return since 1/05/04.

b)

Return figures reflect any change in price per share and assume the reinvestment of all distributions. The Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees.

c)

The Barclay’s Aggregate Bond Index is a widely recognized unmanaged index of bond prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the Index.

d)

Data is unaudited.

The performance quoted represents past performance, which does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-866-626-2672.

ANCORA INCOME FUND

PERFORMANCE ILLUSTRATION (UNAUDITED)

Growth of a $1,000,000 Investment
Ancora Income Fund - Class I
Barclay Agg. Index
in $1,000's
2,075
1,875
1,675
1,475
1,275
1,075
875
Incep *
Jun-04
Dec-04
Jun-05
Dec-05
Jun-06
Dec-06
Jun-07
Dec-07
Jun-08
Dec-08
Jun-09
Dec-09
Jun-10
Dec-10
Jun-11
Dec-11
Jun-12
Dec-12
Jun-13
Dec-13
Jun-14
Dec-14
Jun-15
Dec-15
Jun-16
Dec-16

* Inception: 1/5/04

The chart above assumes an initial investment of $1,000,000 made on January 5, 2004 (commencement of Fund operations) and held through December 31, 2016. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown assume the reinvestment of all distributions and do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Past performance is no guarantee of future results. Performance is unaudited.

ANCORA INCOME FUND

SCHEDULE OF INVESTMENTS

	Shares	Value
Corporate Bond Trust Certificates - 33.94%

Direct Trust Certificates - 33.94%
Affiliated Managers Group 6.375% 08/15/42	36,500	$ 921,625
Amtrust Finl Svcs Inc Sub Nt Exp 9/15/55	5,000	128,725
Ares Capital Corp. Sr Nt 10/1/22 - 5.875%	32,000	819,200
Capitala Finance Corp. 7.125% - 6/16/21 Pfd - Series F	25,000	638,500
Colony Capital, Inc. 7.125% 12/31/49 Pfd	16,000	372,800
Eagle Point Credit Company, Inc. 7.75% 10/30/26	7,898	201,004
Hercules Capital, Inc. 7% 04/30/19	10,000	255,500
Hercules Technology Growth Cap Sr NT 9/30/19 - 7.0%	10,000	255,700
KKR Financial Holdings 6.5% 12/31/49	10,000	248,500
KKR Financial Holdings 6.75% 12/31/49	20,000	505,600
Landmark Infrastructure Partner	10,000	248,520
Legg Mason, Inc. 6.375% 03/15/56	26,000	652,860
Main Street Capital Corp. - 6.125% 4/1/23 Series	15,000	385,800
MVC Capital, Inc. 1/15/23 Series - 7.25%	30,000	755,700
Omam 5.125% 08/01/31	12,500	271,500
Quest Corp. 6.625% 09/15/55 Pfd	12,000	282,120
Quest Corp. 7% 02/01/56	18,000	452,700
Rexford Industrial Realty, Inc. 5.875% 12/31/49	10,000	225,500
Saratoga Investment Corp. 5/31/20 - 7.50%	32,000	809,155
The Southern Company 5.250% 10/01/76	18,000	392,760
The Travel Centers of America, LLC 8% 10/15/30	17,100	428,774
THL Credit, Inc. 6.75% 11/15/21 Pfd	15,000	379,950
Torchmark Corp. 12/15/52 - 5.875%	28,000	696,668
Triangle Capital Corp. 6.375% 3/15/22 Pfd	11,000	279,620
United States Cellular Corp. 7.25% 12/01/64	12,000	307,320
		10,916,101

TOTAL CORPORATE BOND TRUST CERTIFICATES (Cost $10,981,992)		10,916,101

Investment Companies - 39.41%

Closed-End Income Funds - 25.97%
Aberdeen Asia-Pacific Income Fund, Inc.	325,000	1,504,750
BlackRock Core Bond Trust	17,000	221,170
BlackRock Credit Allocation Income Trust IV	100,000	1,297,000
BlackRock Municipal 2018 Term Trust	30,500	456,890
Eaton Vance Limited Duration Income Fund	15,000	205,800
Franklin Limited Duration Income Trust	72,000	866,880
MFS Intermediate Income Trust	350,000	1,554,000
MFS Multimarket Income Trust	30,000	181,800
Wells Fargo Advantage Multi-Sector Income Fund	41,000	526,030
Western Asset/Claymore Inflation Lkd Sec Inc Fund	30,000	344,400
Western Asset/Claymore Inflation-Linked Opportunity	107,000	1,191,980
		8,350,700

* See accompanying notes which are an integral part of the financial statements.

ANCORA INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

	Shares	Value

Closed-End Funds, Senior Securities - 13.44%
Bancroft Fund LTD 5.375% 12/31/49	10,000	$ 236,400
Gabelli Equity Trust, Inc. Ser D 5.875% Pfd	15,000	382,949
Gabelli Equity Trust, Inc. 5.45% 12/31/49	14,500	347,572
The GDL Fund 3.0% 3/26/18 Pfd	25,000	1,259,250
Gabelli Dividend & Income Trust Preferred A	25,000	641,498
Gabelli Global Small and Mid Cap Value Trust 5.45% 12/31/49	21,000	502,675
Gabelli Utility Trust 5.375% 12/31/49	27,740	659,657
Special Opportunities Fund, Inc. 3.500% 12/31/49	11,500	292,100
		4,322,101

TOTAL INVESTMENT COMPANIES (Cost $12,538,152)		12,672,801

Traditional Preferred - 6.74%
AXIS Capital Holdings Ltd, 5.500% 12/31/49	3,000	64,980
Capital One Financial Corp F 6.2% 12/31/49	17,000	426,020
Charles Schwab 6% 12/31/49	12,000	303,120
Citigroup Inc. 6.3% 12/31/49 Pfd	12,000	303,600
State Street Corp. - 6% 12/31/49 Pfd	12,500	316,250
Wells Fargo & Co. 6% 12/31/49	30,000	752,100
TOTAL TRADITIONAL PREFERRED (Cost $2,154,502)		2,166,070

REIT Senior Securities - 13.85%
Arbor Realty Trust, Inc. 7.375% 5/15/21 Pfd	17,000	430,171
Ashford Hospitality Prime, Inc. 5.5% 12/31/49	28,000	603,120
Apollo Invt Corp Sr Nts 6.875% Exp 7/15/43	10,000	252,929
Apollo Coml Real Estate Pfd Ser A 8.625%	20,000	506,700
Bluerock Residential Growth REIT 7.125% 12/31/49	15,000	349,348
Digital Realty Trust, Inc. Preferred Series G	12,000	287,160
Summit Hotel Properties, Inc. 6.45% 12/31/49	24,500	576,975
Pebblebrook Hotel Tr Pfd Ser C 6.50%	10,000	242,700
Public Storage 4.900% 12/31/49	23,000	485,300
Wells Fargo REIT 6.375% Series A 12/31/49 Pfd	23,000	578,910
Wheeler Real Estate Investment 8.750% 12/31/49	6,000	141,000
		4,454,313

TOTAL REIT SENIOR SECURITIES (Cost $4,357,585)		4,454,313

Money Market Funds - 5.8%
First American Funds Government Obligation Class Y 0.01% (a)	1,866,221	1,866,221
		1,866,221

TOTAL MONEY MARKET FUNDS (Cost $1,866,221)		1,866,221

* See accompanying notes which are an integral part of the financial statements.

ANCORA INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

	Shares	Value

TOTAL INVESTMENTS (Cost $31,898,452) 99.74%		$32,075,506

Other Assets In Excess of Liabilities - 0.26%		82,222

TOTAL NET ASSETS - 100.00%		$32,157,728

* See accompanying notes which are an integral part of the financial statements.

(a) Variable rate security; the coupon rate shown represents the 7-day yield as of December 31, 2016.

ANCORA /THELEN SMALL-MID CAP FUND

 INVESTMENT OBJECTIVE:

THE ANCORA/THELEN SMALL-MID CAP FUND SEEKS TO OBTAIN CAPITAL APPRECIATION.

PORTFOLIO MANAGER:

Dan Thelen

Managing Director - Small/Mid Cap Equities, Ancora Advisors

_________________________

NET ASSETS:

$69.9 MILLION*

_________________________

INCEPTION DATE:

JANUARY 2, 2013

_________________________

TICKERS:

CLASS C – AATCX

CLASS I – AATIX

________________________

MINIMUM INITIAL INVESTMENT:

CLASS C – $5,000

CLASS I – $5,000

CLASS S – $1,500,000

* As of  December 31, 2016

TOP HOLDINGS: DECEMBER 31, 2016 (d)
NAME	% OF NET ASSETS
First American Funds Government Obligation Class Y	7.30%
Voya Financial, Inc.	3.61%
Liberty Ventures	2.90%
TFS Financial Corp.	2.89%
Fidelity National Financial, Inc.	2.69%
BWX Technologies, Inc. Common S	2.38%
Vistra Energy Corp Co.	2.38%
Liberty Interactive Corp. - A	2.13%
Tribune Media Co. - A	2.11%
Nomad Foods Ltd.	2.02%
SECTOR DIVERSIFICATION: DECEMBER 31, 2016 (d)
NAME	% OF TOTAL INVESTMENTS
Consumer Discretionary	25.32%
Consumer Staples	7.85%
Energy	2.19%
Financials	12.17%
Health Care	6.67%
Industrials	13.47%
Information Technology	6.91%
Materials	6.09%
Money Market Funds	7.35%
Real Estate	5.41%
Telecommunication Services	1.56%
Utilities	4.99%

TOTAL RETURNS: DECEMBER 31, 2016
	ONE YEAR	THREE YEARS(d)	SINCE INCEP(a) (d)
ANCORA/THELEN SMALL-MID CAP FUND - C(b)	15.78%	3.19%	9.93%
ANCORA/THELEN SMALL-MID CAP FUND - I(b)	16.58%	3.95%	10.79%
ANCORA/THELEN SMALL-MID CAP FUND - S(b)	16.97%	N/A	2.07%
RUSSELL 2500 INDEX(c)	17.60(d)	6.92%	13.02%

a)

Inception data reflects the total return since 01/02/13 for Class C, Class I, and Russell 2500 Index and 06/19/2015 for Class S.

b)

Return figures reflect any change in price per share and assume the reinvestment of all distributions.

c)

The Russell 2500 Index, an unmanaged index, consists of 2500 stocks chosen for market size, liquidity, and industry group representation. It is market-value weighted (stock price times number of shares outstanding), with each stock’s weighting in the Index proportionate to its market value and not available for purchase. If you were to purchase the securities that make up this Index, your returns would be lower once fees and/or commissions are deducted.

d)

Data is unaudited.

The performance quoted represents past performance, which does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-866-626-2672.

ANCORA /THELEN SMALL-MID CAP FUND

PERFORMANCE ILLUSTRATION (UNAUDITED)

Growth of a $1,000,000 Investment

Ancora\Thelen Small-Mid Cap Fund- Class I
Russell 2500
in $1,000's
1,800
1,700
1,600
1,500
1,400
1,300
1,200
1,100
1,000
Incep *
Feb-13
Apr-13
Jun-13
Aug-13
Oct-13
Dec-13
Feb-14
Apr-14
Jun-14
Aug-14
Oct-14
Dec-14
Feb-15
Apr-15
Jun-15
Aug-15
Oct-15
Dec-15
Feb-16
Apr-16
Jun-16
Aug-16
Oct-16
Dec-16

* Inception: 1/2/13

The chart above assumes an initial investment of $1,000,000 made on September 2, 2008 (commencement of Fund operations) and held through December 31, 2016. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown assume the reinvestment of all distributions and do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Past performance is no guarantee of future results. Performance is unaudited.

ANCORA /THELEN SMALL-MID CAP FUND

SCHEDULE OF INVESTMENTS

	Shares	Value
Common Stocks - 92%

Aerospace & Defense - 2.38%
BWX Technologies, Inc. Common S	41,920	$ 1,664,224
		1,664,224
Airlines - 1.63%
Skywest, Inc.	31,174	1,136,292
		1,136,292
Auto Components - 1.32%
Horizon Global Corp. (a)	38,508	924,192
		924,192
Building Products - 4.54%
Allegion PLC	14,290	914,560
Armstrong Flooring, Inc. Common (a)	51,150	1,018,396
Masco Corp.	39,300	1,242,666
		3,175,622
Capital Markets - 1.47%
Donnelley Financial Solutions	17,851	410,216
INTL FCStone, Inc. (a)	15,570	616,572
		1,026,788
Chemicals - 4.24%
GCP Applied Technologies, Inc. (a)	40,758	1,090,276
Ingevity Corp. (a)	6,516	357,468
Tronox Limited	109,560	1,129,564
Valvoline, Inc.	18,067	388,440
		2,965,748
Commercial Services & Supplies - 0.16%
Kimball International, Inc.	6,340	111,330
		111,330
Consumer Finance - 1.43%
Ally Financial, Inc. (a)	52,400	996,648
		996,648
Container & Packaging - 0.74%
WestRock Co.	10,130	514,300
		514,300
Diversified Financial Services - 6.3%
Fidelity National Financial, Inc. (a)	137,357	1,881,791
Voya Financial, Inc.	64,340	2,523,415
		4,405,206
Diversified Telecommunications Services - 1.55%
Cincinnati Bell, Inc. (a)	48,456	1,082,992
		1,082,992
Electric Utilities - 2.38%
Vistra Energy Corp. Co. (a)	107,170	1,661,135
		1,661,135

* See accompanying notes which are an integral part of the financial statements.

ANCORA /THELEN SMALL-MID CAP FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

	Shares	Value
Electrical Equipment - 2.18%
Allied Motion Technologies, Inc.	33,810	$ 723,196
Babcock & Wilcox Co. (a)	48,158	798,941
		1,522,137
Food & Staples Retailing - 2.36%
SpartanNash, Inc.	22,830	902,698
The Andersons, Inc.	16,737	748,144
		1,650,842
Food Products - 2.97%
Mead Johnson Nutrition Co.	4,170	295,069
Nomad Foods Ltd. (a)	147,342	1,410,063
Post Holdings, Inc.	4,590	368,990
		2,074,122
Gas Utilities - 2.58%
ONE Gas, Inc.	12,180	779,033
South Jersey Industries, Inc.	30,400	1,024,176
		1,803,209
Health Care Equipment & Supplies - 2.13%
Fonar Corp.	35,790	685,378
Utah Medical Products, Inc.	11,004	800,541
		1,485,919
Health Care Providers & Services - 2.7%
BioTelemetry, Inc. (a)	60,220	1,345,917
Corvel Corp. (a)	14,785	541,131
		1,887,048
Health Care Technology - 1.79%
Allscripts Healthcare Solutions, Inc. (a)	51,270	523,467
Simulations Plus, Inc.	75,732	730,814
		1,254,281
Hotels, Restaurants & Leisure - 6.67%
Bob Evans Farms, Inc.	14,810	788,040
Del Frisco's Restaurant Group, Inc. (a)	38,204	649,468
DineEquity, Inc.	11,630	895,510
Eldorado Resorts, Inc.	69,659	1,180,720
J. Alexander's Holdings, Inc. C (a)	95,850	1,030,388
Red Lion Hotels Corp. (a)	14,335	119,697
		4,663,823
Household Products - 1.09%
Energizer Holdings, Inc.	29,240	1,304,396
		1,304,396
IT Services - 4.05%
Blackhawk Network Holdings, Inc. Class A (a)	22,084	832,015
Startek	5,217	44,084
Leidos Holdings, Inc.	20,850	1,066,269
Science Applications International Corp.	10,470	887,856
		2,830,224

* See accompanying notes which are an integral part of the financial statements.

ANCORA /THELEN SMALL-MID CAP FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

	Shares	Value
Internet & Catalog Retail - 5.02%
Liberty Interactive Corp. - Class A (a)	74,483	$ 1,488,170
Liberty Ventures - Class A (a)	54,886	2,023,647
		3,511,817
Internet & Direct Marketing Retail - 5.02%
Liberty Expedia Hodlings, Inc. (a)	20,744	822,914
		822,914
Internet Software & Services - 0.5%
CommerceHub, Inc. Class C	23,349	350,935
		350,935
Leisure Products - 2.32%
Acushnet Holdings Corp.	51,380	1,012,700
Nautilus, Inc. (a)	32,775	606,338
		1,619,038
Machinery - 1.6%
Manitex International, Inc.	31,640	217,050
SPX Corp.	37,968	900,601
		1,117,651
Media - 1.6%
Lamar Advertising Co. Class A	15,920	1,070,461
Liberty Braves Series C (a)	52,949	1,090,220
Liberty SiriusXM Series C (a)	34,800	1,180,416
Townsquare Media, Inc. - Class A (a)	58,097	604,790
Tribune Media Co. - Class A	42,104	1,472,798
		5,418,685
Metals & Mining- 1.07%
SunCoke Energy, Inc.	66,039	748,882
		748,882
Oil, Gas & Consumable Fuels - 2.18%
Arch Coal, Inc.	7,530	587,717
QEP Resources, Inc. (a)	50,740	934,123
		1,521,840
Personal Products - 0.6%
Edgewell Personal Care Co.	5,710	416,773
		416,773
Professional Services - 0.49%
BG Staffing, Inc.	22,030	343,668
		343,668
Real Estate Investment Trusts - 3.84%
Communications Sales & Leasing, Inc.	41,700	1,059,597
Cyrusone, Inc.	14,260	637,850
Independence Realty Trust, Inc.	110,640	986,909
		2,684,356
Semiconductors & Semiconductor Equipment - 1.45%
Versum Materials, Inc. (a)	36,213	1,016,499
		1,016,499

* See accompanying notes which are an integral part of the financial statements.

ANCORA /THELEN SMALL-MID CAP FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

	Shares	Value
Services - 0.39%
J.C. Penny Company, Inc. (a)	32,490	$ 269,992
		269,992
Specialty Retail - 2.02%
Build-A-Bear Workshop Inc. (a)	60,110	826,513
Guess, Inc.	48,540	587,334
		1,413,847
Technology Harware, Storage & Peripheral - 0.86%
Diebold Nixdorf, Inc.	23,890	600,833
		600,833
Thrifts & Mortgage Finance - 2.89%
TFS Financial Corp.	106,130	2,020,715
		2,020,715
Trading Companies & Distributors - 0.4%
Houston Wire & Cable Co.	42,747	277,856
		277,856

TOTAL COMMON STOCKS (Cost $52,219,985)		64,296,779

Money Market Funds - 7.3%
First American Funds Government Obligation Class Y 0.01% (b)	5,103,674	5,103,674
		5,103,674

TOTAL MONEY MARKET FUNDS (Cost $5,103,674)		5,103,674

TOTAL INVESTMENTS (Cost $57,323,659) 99.3%		69,400,453

Other Assets In Excess of Liabilities - 0.7%		489,276

TOTAL NET ASSETS - 100.00%		$ 69,889,729

* See accompanying notes which are an integral part of the financial statements.

(a) Non-Income producing.

(b) Variable rate security; the coupon rate shown represents the 7-day yield as of December 31, 2016.

ANCORA MICROCAP FUND

INVESTMENT OBJECTIVE:

THE ANCORA MICROCAP FUND SEEKS TO OBTAIN CAPITAL APPRECIATION.

PORTFOLIO MANAGER:

Denis Amato

Managing Director – Microcap Equities, Ancora Advisors

_________________________

NET ASSETS:

$17.2 MILLION*

_________________________

INCEPTION DATE:

SEPTEMBER 2, 2008

_________________________

TICKERS:

CLASS C – ANCCX

CLASS I – ANCIX

________________________

MINIMUM INITIAL INVESTMENT:

CLASS C – $5,000

CLASS I – $5,000

* As of  December 31, 2016

TOP HOLDINGS: DECEMBER 31, 2016 (d)
NAME	% OF NET ASSETS
First American Funds Government Obligation Class Y	3.83%
Lakeland Industries, Inc.	3.54%
Axcelis Technologies, Inc.	3.28%
Albany Molecular Research, Inc.	2.73%
Digirad Corp.	2.65%
Callaway Golf Co.	2.39%
AXT, Inc.	2.35%
Layne Christensen Co.	2.33%
Sterling Construction Co., Inc.	2.12%
Universal Stainless & Alloy Products, Inc.	2.05%

SECTOR DIVERSIFICATION: DECEMBER 31, 2016 (d)
NAME	% OF TOTAL INVESTMENTS
Consumer Discretionary	17.49%
Consumer Staples	3.10%
Energy	3.01%
Financials	12.86%
Health Care	9.09%
Industrials	19.43%
Information Technology	25.57%
Materials	4.42%
Money Market Funds	3.83%
Telecommunication Services	1.20%

TOTAL RETURNS: DECEMBER 31, 2016
	ONE YEAR	THREE YEARS (d)	FIVE YEARS (d)	SINCE INCEP(a)(d)
ANCORA MICROCAP FUND - C(b)	15.68%	6.52%	13.27%	9.46%
ANCORA MICROCAP FUND - I(b)	16.73%	7.43%	14.19%	10.21%
RUSSELL MICROCAP INDEX(c)	20.35%(d)	5.77%	15.58%	8.93%

a)

Inception data reflects the annualized return since 09/02/08.

b)

Return figures reflect any change in price per share and assume the reinvestment of all distributions.

c)

The Russell Microcap Index measures the performance of the Microcap segment of the U.S. equity market. It makes up less than 3% of the U.S. equity market. It includes 1,000 of the smallest securities in the small-cap Russell 2000 Index based on a combination of their market cap and current index membership. If you were to purchase the securities that make up this index, your return would be lower once fees and/or commissions are deducted.

d)

Data is unaudited.

The performance quoted represents past performance, which does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-866-626-2672.

ANCORA MICROCAP FUND

PERFORMANCE ILLUSTRATION (UNAUDITED)

Growth of a $1,000,000 Investment

Ancora MicroCap Fund - Class I
Russell Microcap Index
in $1,000's
2,500
2,300
2,100
1,900
1,700
1,500
1,300
1,100
900
700
500
Incep *
Dec-08
Apr-09
Aug-09
Dec-09
Apr-10
Aug-10
Dec-10
Apr-11
Aug-11
Dec-11
Apr-12
Aug-12
Dec-12
Apr-13
Aug-13
Dec-13
Apr-14
Aug-14
Dec-14
Apr-15
Aug-15
Dec-15
Apr-16
Aug-16
Dec-16

* Inception: 9/2/08

The chart above assumes an initial investment of $1,000,000 made on September 2, 2008 (commencement of Fund operations) and held through December 31, 2016. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown assume the reinvestment of all distributions and do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Past performance is no guarantee of future results. Performance is unaudited.

ANCORA MICROCAP FUND

SCHEDULE OF INVESTMENTS

	Shares	Value
Common Stocks - 96.26%

Aerospace & Defense - 1.02%
Arotech Corp. (a)	50,000	$ 175,000
		175,000
Banks - 2.06%
Banc of California, Inc.	7,500	130,125
MidSouth Bancorp, Inc.	16,429	223,434
		353,559
Biotechnology - 0.93%
Novelion Therapeutics, Inc. (QLTI) (a)	19,000	159,980
		159,980
Capital Markets - 3.88%
Calamos Asset Management, Inc. Class A	15,000	128,250
Harris & Harris Group, Inc. (a)	150,542	207,748
MVC Capital, Inc.	38,472	330,090
		666,088
Chemicals - 1.61%
Landec Corp. (a)	20,000	276,000
		276,000
Commercial Banks - 0.96%
Boston Private Financial Holdings, Inc.	10,000	165,500
		165,500
Commercial Services & Supplies - 3.46%
Fuel Tech, Inc. (a)	35,000	40,250
Kimball International, Inc. Class B	12,000	210,720
Perma-Fix Environmental Services, Inc. (a)	87,957	343,032
		594,002
Communications Equipment - 2.26%
Aviat Networks, Inc. (a)	18,358	253,891
Oclaro, Inc. (a)	15,000	134,250
		388,141
Construction & Engineering - 7.61%
Layne Christensen Co. (a)	36,757	399,549
Northwest Pipe Co. (a)	20,000	344,400
Orion Marine Group, Inc (a)	20,000	199,000
Sterling Construction Co., Inc. (a)	43,000	363,780
		1,306,729
Distributors - 1.65%
VOXX International Corp. Class A (a)	60,096	282,451
		282,451
Diversified Consumer Services - 0.46%
Lincoln Educational Services Corp. (a)	40,000	76,800
		76,800
Diversified Financial Services - 1.9%
Pico Holdings, Inc. (a)	21,570	326,785
		326,785

* See accompanying notes which are an integral part of the financial statements.

ANCORA MICROCAP FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

	Shares	Value
Diversified Telecommunications - 1.2%
Alaska Communications Systems Group, Inc. (a)	125,981	$ 206,609
		206,609
Electronic Equipment, Instruments & Components - 11.17%
Electro Scientific Industries, Inc. (a)	57,500	340,400
Iteris, Inc. (a)	90,028	327,702
Kimball Electronics, Inc. (a)	11,250	204,750
Mace Security International, Inc. (a)(d)(e)(f)	150,000	61,500
Maxwell Technologies, Inc. (a)	40,000	204,800
Perceptron, Inc. (a)	15,000	99,600
Radisys Corp. (a)	32,000	141,760
Richardson Electronics Ltd.	50,006	315,038
Vicon Industries, Inc. (a)	55,958	32,791
Vishay Precision Group, Inc. (a)	10,000	189,000
		1,917,341
Energy Equipment & Services - 2.7%
Dawson Geophysical Co. (a)	25,040	201,322
Gulf Island Fabrication, Inc.	22,000	261,800
		463,122
Food Products - 1.49%
Coffee Holding Company, Inc. (a)	55,000	255,750
		255,750
Health Care Equipment & Supplies - 5.15%
Digirad Corp.	90,892	454,460
Invacare Corp.	18,000	234,900
RTI Biologics, Inc. Co. (a)	60,000	195,000
		884,360
Health Care Providers & Services - 0.15%
Interpace Diagnostics Group, Inc. (a)	5,321	23,412
		23,412
Hotels, Restaurants & Leisure - 1.75%
Dover Downs Gaming & Entertainment, Inc. (a)	20,000	20,600
Luby's, Inc. (a)	55,083	235,755
Ruby Tuesday, Inc. (a)	13,500	43,605
		299,960
Household Durables - 3.57%
Emerson Radio Corp. (a)	116,315	122,131
Natuzzi SpA ADR (a)(c)	133,354	301,380
Stanley Furniture Co., Inc.	115,432	103,912
ZAGG, Inc. (a)	12,000	85,200
		612,623
IT Services - 0.95%
Ciber, Inc. (a)	115,000	72,657
Computer Task Group, Inc.	21,500	90,515
		163,172

* See accompanying notes which are an integral part of the financial statements.

ANCORA MICROCAP FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

	Shares	Value
Insurance - 2.41%
State Auto Financial Corp.	7,500	$ 201,075
United Insurance Holdings Corp.	14,000	211,960
		413,035
Internet Software & Services - 2.24%
Liquidity Services, Inc. (a)	10,000	97,500
Realnetworks, Inc. (a)	59,000	286,740
		384,240
Leisure Products - 4.61%
Black Diamond, Inc. (a)	25,000	133,750
Callaway Golf Co.	37,500	411,000
Jakks Pacific, Inc. (a)	48,000	247,200
		791,950
Life Sciences Tools & Services - 2.73%
Albany Molecular Research, Inc. (a)	25,000	469,000
		469,000
Machinery - 4.99%
FreightCar America, Inc.	12,000	179,160
Graham Corp.	5,000	110,750
LB Foster Co. - Class A	15,500	210,800
MFRI, Inc. (a)	17,500	141,750
Twin Disc, Inc. (a)	7,500	109,500
Westport Fuel Systems, Inc. (a)	92,831	104,899
		856,859
Media- 1.18%
Ballantyne Strong, Inc. (a)	25,210	201,680
		201,680
Metals & Mining- 4.42%
Ampco-Pittsburgh Corp.	17,001	284,767
Endeavour Silver Corp. (a)	35,000	123,200
Universal Stainless & Alloy Products, Inc. (a)	26,000	351,260
		759,227
Oil, Gas & Consumable Fuels - 0.32%
Vaalco Energy, Inc. (a)	52,500	54,600
		54,600
Pharmaceuticals- 0.15%
Aralez Pharmaceuticals, Inc. (a)	5,712	25,190
		25,190
Professional Services - 1.89%
Acacia Research Corp. (a)	10,000	65,000
CDI Corp.	35,000	259,000
		324,000
Semiconductors & Semiconductor Equipment - 7.05%
Amtech Systems, Inc. (a)	30,130	128,053
Axcelis Technologies, Inc. (a)	38,750	563,813
AXT, Inc. (a)	83,950	402,960

* See accompanying notes which are an integral part of the financial statements.

ANCORA MICROCAP FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

	Shares	Value
Semiconductors & Semiconductor Equipment - (Continued)
Kopin Corp. (a)	15,000	$ 42,600
Rubicon Technology, Inc. (a)	46,000	27,600
Trio Tech International (a)	13,322	44,185
		1,209,211
Software - 1.25%
Telenav, Inc. (a)	30,507	215,074
		215,074
Specialty Retail - 0.77%
HHGregg, Inc. (a)	20,019	28,627
Sears Hometown and Outlet Stores, Inc. (a)	22,000	103,400
		132,027
Technology Harware, Storage & Peripheral - 0.68%
TransAct Technologies, Inc.	17,515	115,599
		115,599
Textiles, Apparel & Luxury Goods - 3.54%
Lakeland Industries, Inc. (a)	58,450	607,880
		607,880
Thrifts & Mortgage Finance - 1.66%
Trustco Bank Corp.	32,500	284,375
		284,375
Trading Companies & Distributors - 0.47%
Houston Wire & Cable Co.	12,500	81,250
		81,250

TOTAL COMMON STOCKS (Cost $14,956,053)		16,522,581

Money Market Funds - 3.83%
First American Funds Government Obligation Class Y 0.01% (b)	657,319	657,319
		657,319

TOTAL MONEY MARKET FUNDS (Cost $657,319)		657,319

TOTAL INVESTMENTS (Cost $15,613,372) 100.09%		17,179,900

Liabilities In Excess of Other Assets (0.09)%		(15,949)

TOTAL NET ASSETS - 100.00%		17,163,951

* See accompanying notes which are an integral part of the financial statements.

(a) Non-Income producing.

(b) Variable rate security; the coupon rate shown represents the 7-day yield as of December 31, 2016.

(c) ADR - American Depository Receipt

(d) An Ancora Trust Trustee serves on the Board of Directors of this company.

(e) The Portfolio Manager of this Fund serves on the Board of Directors for this company.

(f) Adviser owns more than 5% of the outstanding voting shares of the company.

ANCORA SPECIAL OPPORTUNITY FUND

INVESTMENT OBJECTIVE:

THE ANCORA SPECIAL OPPORTUNITY FUND SEEKS TO PROVIDE INVESTORS A HIGH TOTAL RETURN, BY INVESTING IN COMPANIES WITH THE POTENTIAL FOR SUPERIOR RETURNS.

PORTFOLIO MANAGER:

Richard A. Barone

Portfolio Manager, Ancora Advisors

_________________________

NET ASSETS:

$15.3 MILLION*

_________________________

INCEPTION DATE:

JANUARY 5, 2004

_________________________

TICKERS:

CLASS C – ANSCX

CLASS I – ANSIX

________________________

MINIMUM INITIAL INVESTMENT:

CLASS C – $5,000

CLASS I – $5,000

* As of December 31, 2016

TOP HOLDINGS: DECEMBER 31, 2016 (d)
NAME	% OF NET ASSETS
First American Funds Government Obligation Class Y	22.41%
Mace Security International, Inc.	6.71%
Dividend and Income Fund	5.05%
Zweig Fund, Inc.	3.56%
Boulder Growth & Income Fund, Inc.	2.93%
Liberty All Star Equity Fund	2.57%
Regions Financial Corp.	2.54%
Lakeland Industries, Inc.	2.38%
Clough Global Opportunities Fund	2.34%
MGIC Investment Corp.	2.34%

SECTOR DIVERSIFICATION: DECEMBER 31, 2016 (d)
NAME	% OF TOTAL INVESTMENTS
Consumer Discretionary	5.89%
Consumer Staples	0.62%
Financials	16.89%
Health Care	2.05%
Industrials	10.17%
Information Technology	15.08%
Investment Companies	25.08%
Materials	2.00%
Money Market Funds	22.22%

TOTAL RETURNS: DECEMBER 31, 2016
	ONE YEAR	THREE YEARS (d)	FIVE YEARS (d)	TEN YEARS(d)	SINCE INCEP(a)(d)
ANCORA SPECIAL OPPORTUNITY FUND - C(b)	16.33%	6.11%	13.37%	5.63%	6.10%
ANCORA SPECIAL OPPORTUNITY FUND - I(b)	17.19%	6.89%	14.17%	6.26%	6.71%
WILSHIRE 5000 INDEX(c)	13.38% (d)	8.77%	14.73%	7.09%	8.01%

a)

Inception data reflects the annualized return since 01/05/04.

b)

Return figures reflect any change in price per share and assume the reinvestment of all distributions.

c)

The Wilshire 5000 Index measures the performance of all U.S. equity securities with readily available price data. Over 5,000 capitalization weighted security returns are used to adjust the index. It is market-value weighted (stock price times number of shares outstanding), with each stock’s weighting in the Index proportionate to its market value and not available for purchase. If you were to purchase the securities that make up this index, your returns would be lower once fees and/or commissions are deducted.

d)

Data is unaudited.

The performance quoted represents past performance, which does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-866-626-2672.

ANCORA SPECIAL OPPORTUNITY FUND

PERFORMANCE ILLUSTRATION (UNAUDITED)

Growth of a $1,000,000 Investment

3,000
2,500
2,000
1,500
1,000
500
in $1,000's
Ancora Special Opportunity Fund - Class I
Wilshire 5000 Index
Incep *
Jun-04
Dec-04
Jun-05
Dec-05
Jun-06
Dec-06
Jun-07
Dec-07
Jun-08
Dec-08
Jun-09
Dec-09
Jun-10
Dec-10
Jun-11
Dec-11
Jun-12
Dec-12
Jun-13
Dec-13
Jun-14
Dec-14
Jun-15
Dec-15
Jun-16
Dec-16

* Inception: 1/5/04

The chart above assumes an initial investment of $1,000,000 made on January 5, 2004 (commencement of Fund operations) and held through December 31, 2016. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown assume the reinvestment of all distributions and do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Past performance is no guarantee of future results. Performance is unaudited.

ANCORA SPECIAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS

	Shares	Value
Common Stocks - 50.34%

Aerospace & Defense - 2.06%
Arotech Corp. (a)	90,000	$ 315,000
		315,000
Banks - 2.54%
Regions Financial Corp.	27,000	387,720
		387,720
Building Products - 2.29%
Alpha Pro Tech Ltd. (a)	100,000	350,000
		350,000
Capital Markets - 3.77%
Harris & Harris Group, Inc.	182,000	251,160
Safeguard Scientifics, Inc. (a)	14,000	188,300
Waddell & Reed Financial, Inc.	7,000	136,570
		576,030
Chemicals - 2.02%
Monsanto Corp.	2,000	210,420
Platform Specialty Products Corp.	10,000	98,100
		308,520
Consumer Finance - 1.25%
Ally Financial, Inc. (a)	10,000	190,200
		190,200
Diversified Financial Services - 2.17%
Lincoln National Corp.	5,000	331,350
		331,350
Electrical Equipment - 5.08%
Associated Capital Group, Inc.	10,000	328,500
Capstone Turbine Corp. (a)	185,000	125,818
Enphase Energy, Inc.	100,000	101,000
Revolution Lighting Technologies, Inc. (a)	40,000	220,000
		775,318
Electronic Equipment, Instruments & Components - 8.38%
Iteris, Inc. (a)	70,000	254,800
Mace Security International, Inc. (a)(c)(d)(e)	2,500,000	1,025,000
		1,279,800
Food Products - 0.63%
Nomad Foods Ltd.	10,000	95,700
		95,700
IT Services - 3.63%
Edgewater Technology, Inc. (a) (e)	12,000	90,000
Lionbridge Technologies, Inc. (a)	50,000	290,000
Xerox Corp.	20,000	174,600
		554,600
Industrial Conglomerates - 2.07%
General Electric Co.	10,000	316,000
		316,000

* See accompanying notes which are an integral part of the financial statements.

ANCORA SPECIAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

	Shares	Value
Internet Software & Services - 1.27%
Yahoo, Inc. (a)	5,000	$ 193,350
		193,350
Machinery - 0.91%
Trinity Industries, Inc.	5,000	138,800
		138,800
Media - 1.78%
Twenty-First Century Fox, Inc. (a)	10,000	272,500
		272,500
Miscellaneous - 0%
Contra Softbrands, Inc. (a)	40,000	-
		-
Pharmaceuticals - 2.06%
Allergan PLC (a)	1,500	315,015
		315,015
Semiconductors & Semiconductor Equipment - 1.93%
NXP Semiconductors NV (a)	3,000	294,030
		294,030
Specialty Retail - 1.78%
Office Depot, Inc.	60,000	271,200
		271,200
Textiles, Apparel & Luxury Goods - 2.38%
Lakeland Industries, Inc. (a)	35,000	364,000
		364,000
Thrifts & Mortgage Finance - 2.34%
MGIC Investment Corp.	35,000	356,650
		356,650

TOTAL COMMON STOCKS (Cost $6,413,966)		7,685,783

Investment Companies - 28.12%
Alpine Total Dynamic Dividend Fund	30,000	227,400
Boulder Growth & Income Fund, Inc.	50,000	447,000
Clough Global Opportunities Fund	40,000	358,000
Cohen & Steers Infrastructure Fund, Inc.	10,000	193,600
Dividend and Income Fund	65,000	770,250
Equus Total Return, Inc.	100,000	201,000
Firsthand Technology Value Fund, Inc.	30,000	230,100
Liberty All Star Equity Fund	76,000	392,160
RMR Real Estate Income Fund Co.	12,500	255,750
The Gabelli Healthcare & Wellness Trust	27,000	254,767
The Swiss Helvetia Fund, Inc.	17,000	173,570
Virtus Total Return Fund	55,000	245,850
Zweig Fund, Inc.	45,000	544,001
		4,293,448

TOTAL INVESTMENT COMPANIES (Cost $3,982,618)		4,293,448

* See accompanying notes which are an integral part of the financial statements.

ANCORA SPECIAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

	Shares	Value
Money Market Funds - 22.41%
First American Funds Government Obligation Class Y (b)	3,421,530	$ 3,421,530
		3,421,530

TOTAL MONEY MARKET FUNDS (Cost $3,421,530)		3,421,530

TOTAL INVESTMENTS (Cost $13,818,114) 100.87%		15,400,761

Liabilities In Excess of Other Assets (0.87)%		(133,361)

TOTAL NET ASSETS - 100.00%		$15,267,400

* See accompanying notes which are an integral part of the financial statements.

(a) Non-Income producing.

(b) Variable rate security; the coupon rate shown represents the 7-day yield as of December 31, 2016.

(c) An Ancora Trust Trustee and Portfolio Manager serves on the Board of Directors of this company.

(d) The Portfolio Manager of the MicroCap Fund serves on the Board of Directors for this company.

(e) Adviser owns more than 5% of the outstanding voting shares of the company.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of

Ancora Trust

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Ancora Trust comprising Ancora Income Fund, Ancora/Thelen Small-Mid Cap Fund, Ancora MicroCap Fund, and Ancora Special Opportunity Fund (the “Funds”), as of December 31, 2016, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of December 31, 2016, by correspondence with the custodian and brokers.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds constituting  Ancora Trust as of December 31, 2016, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

COHEN & COMPANY, LTD.

Cleveland, Ohio

February 27, 2017

FINANCIAL REVIEW

STATEMENTS OF ASSETS & LIABILITIES – As of December 31, 2016

	Ancora Income Fund	Ancora/ Thelen Small-Mid Cap Fund	Ancora MicroCap Fund	Ancora Special Opportunity Fund

Assets
Investments in securities:
At Cost	$31,898,452	$ 57,323,659	$ 15,557,322	$ 12,783,031
At Fair Value	$32,075,506	$ 69,400,453	$ 17,118,400	$ 14,285,761

Investments in Affiliated Securities:
At Cost	$ -	$ -	$ 56,050	$ 1,035,083
At Fair Value	$ -	$ -	$ 61,500	$ 1,115,000

Cash	-	1,715	500	-
Dividends and interest receivable	126,381	54,711	10,908	18,776
Receivable for investments sold	38,826	291,269	-	6,159
Shareholder subscription receivable	1,396	782,141	5,822	309
Prepaid expenses	1,806	23,017	2,751	1,614
Total assets	32,243,915	70,553,306	17,199,881	15,427,619

Liabilities
Payable for investments purchased	37,767	516,051	5,311	122,044
Shareholder redemptions payable	-	65,330	-	161
Payable to advisor	23,968	56,587	10,950	13,365
12b-1 fees payable	5,102	1,555	2,882	8,112
Administration fees payable	2,702	5,865	1,454	1,336
Trustee fees payable	574	867	200	150
Accrued expenses	16,074	17,322	15,133	15,051
Total liabilities	86,187	663,577	35,930	160,219

Net Assets:	$32,157,728	$ 69,889,729	$ 17,163,951	$ 15,267,400
(unlimited number of shares authorized, no par value)

Net Assets consist of:
Paid in capital	32,107,437	57,363,351	15,556,695	13,565,717
Accumulated undistributed net investment income (loss)	-	-	3,956	-
Accumulated net realized gain (loss) on:
Investment securities	(126,764)	449,584	36,772	119,036
Net unrealized appreciation (depreciation) on:
Investment securities	177,055	12,076,794	1,566,528	1,582,647

Net Assets	$32,157,728	$ 69,889,729	$ 17,163,951	$ 15,267,400

* See accompanying notes which are an integral part of the financial statements.

FINANCIAL REVIEW

STATEMENTS OF ASSETS & LIABILITIES – As of December 31, 2016 (CONTINUED)

	Ancora Income Fund	Ancora/ Thelen Small-Mid Cap Fund	Ancora MicroCap Fund	Ancora Special Opportunity Fund

Class C:

Net assets applicable to Class C shares	$12,277,996	$ 931,629	$ 968,498	$ 11,447,754

Shares outstanding (unlimited number of shares	1,532,430	67,917	81,368	1,805,430
authorized, no par value)

Net asset value, offering price, and	$ 8.01	$ 13.72	$ 11.90	$ 6.34
redemption price per share

Minimum Redemption Price Per Share (a) (NAV * 98%)	$ 7.85	$ 13.45	$ 11.66	$ 6.21

Class I:

Net assets applicable to Class I shares	$19,879,732	$ 61,690,678	$ 16,195,453	$ 3,819,646

Shares outstanding (unlimited number of shares	2,445,275	4,393,232	1,258,816	550,304
authorized, no par value)

Net asset value, offering price, and	$ 8.13	$ 14.04	$ 12.87	$ 6.94
redemption price per share

Minimum Redemption Price Per Share (a) (NAV * 98%)	$ 7.97	$ 13.76	$ 12.61	$ 6.80

Class S:

Net assets applicable to Class S shares		$ 7,267,422

Shares outstanding (unlimited number of shares		508,567
authorized, no par value)

Net asset value, offering price, and		$ 14.29
redemption price per share

Minimum Redemption Price Per Share (a) (NAV * 98%)		$ 14.00

* See accompanying notes which are an integral part of the financial statements.

(a) The Funds will impose a 2.00% redemption fee on shares redeemed within 90 days of purchase.

FINANCIAL REVIEW

STATEMENTS OF OPERATIONS – For the year ended December 31, 2016

	Ancora Income Fund	Ancora/ Thelen Small-Mid Cap Fund	Ancora MicroCap Fund	Ancora Special Opportunity Fund

Investment Income
Dividend income (Net of foreign taxes withheld $0, $0, $0, and $100, respectively)	$1,627,461	$ 804,391	$ 294,351	$ 204,288
Dividend income from Affiliates	-	4,970	-	13,553
Interest income	153	146	24	122
Total Income	1,627,614	809,507	294,375	217,963

Expenses
Investment advisor fee	310,407	603,664	157,044	136,470
12b-1 fees
Class C	69,410	6,691	6,651	77,352
Fund accounting expenses	36,741	42,341	27,480	27,480
Transfer agent expenses	9,553	9,691	9,300	9,301
Legal expenses	13,808	13,766	13,785	13,786
Administration expenses	31,041	60,367	15,704	13,648
Insurance expenses	3,829	3,963	3,667	3,599
Custodian expenses	7,621	11,366	4,605	8,215
Auditing expenses	13,125	13,387	13,566	13,125
Printing expenses	1,378	1,403	1,211	1,133
Trustees expenses	6,966	12,926	3,926	3,543
Miscellaneous expenses	2,991	4,001	3,221	3,047
Registration expenses	5,115	17,667	6,105	2,274
Total Expenses	511,985	801,233	266,265	312,973
Waived Fees	(24,149)	(18,538)	(8,652)	-
Net Operating Expenses	487,836	782,695	257,613	312,973

Net Investment Income (Loss)	1,139,778	26,812	36,762	(95,010)

Net Realized & Unrealized Gains (Loss)
Net realized gain on investment securities	317,267	2,217,593	131,893	871,851
Net realized gain on affiliated investment securities	-	169,517	-	34,753
Capital gain distributions from investment companies	204	20,595	-	103,176
Net Change in unrealized appreciation on investment securities	249,379	7,116,811	2,321,493	1,152,389
Net realized and unrealized gain on investment securities	566,850	9,524,516	2,453,386	2,162,169
Net increase in net assets resulting from operations	$1,706,628	$9,551,328	$2,490,148	$2,067,159

* See accompanying notes which are an integral part of the financial statements.

FINANCIAL REVIEW

STATEMENTS OF CHANGES IN NET ASSETS

	Ancora Income Fund

	Year Ended	Year Ended
	December 31, 2016	December 31, 2015
Increase in Net Assets from Operations
Net investment income	$ 1,139,778	$ 1,052,743
Net realized gain on investment securities	317,267	112,934
Net realized gain on affiliated investment securities	-	-
Capital gain distributions from investment companies	204	10,456
Change in net unrealized appreciation (depreciation) on investment securities	249,379	(354,360)
Net increase in net assets resulting from operations	1,706,628	821,773

Distributions
From net investment income, Class C	(474,303)	(564,233)
From net investment income, Class I	(636,868)	(563,151)
From short-term capital gains, Class C	(73,055)	-
From short-term capital gains, Class I	(90,436)	-
From long-term capital gains, Class C	-	(140,712)
From long-term capital gains, Class I	-	(130,427)
From return of capital, Class C	(283,203)	(255,088)
From return of capital, Class I	(350,584)	(236,443)
Total distributions	(1,908,449)	(1,890,054)

Capital Share Transactions - Class C
Proceeds from sale of shares	1,063,415	2,441,435
Shares issued in reinvestment of dividends	251,147	321,210
Shares redeemed	(3,688,358)	(1,363,677)
	(2,373,796)	1,398,968
Capital Share Transactions - Class I
Proceeds from sale of shares	7,066,058	3,492,834
Shares issued in reinvestment of dividends	598,869	591,324
Shares redeemed	(1,390,332)	(1,347,810)
	6,274,595	2,736,348
Net increase in net assets resulting
from capital share transactions	3,900,799	4,135,316

Total increase in net assets	3,698,978	3,067,035

Net Assets
Beginning of year	$28,458,750	$25,391,715
End of year	$32,157,728	$28,458,750
Accumulated undistributed net investment income (loss)	$ -	$ (20,281)

Capital Share Transactions - C Shares
Shares sold	128,557	293,150
Shares issued in reinvestment of distributions	30,775	39,054
Shares repurchased	(444,389)	(164,995)
Net increase (decrease) from capital share transactions	(285,057)	167,209

Capital Share Transactions - I Shares
Shares sold	845,483	414,649
Shares issued in reinvestment of distributions	72,372	71,258
Shares repurchased	(168,142)	(162,318)
Net increase from capital share transactions	749,713	323,589

* See accompanying notes which are an integral part of the financial statements.

FINANCIAL REVIEW

STATEMENTS OF CHANGES IN NET ASSETS

	Ancora/Thelen Small-Mid Cap Fund

	Year Ended	Year Ended
	December 31, 2016	December 31, 2015
Increase (Decrease) in Net Assets from Operations
Net investment income	$ 26,812	$ 45,351
Net realized gain (loss) on investment securities	2,217,593	(1,517,633)
Net realized gain on affiliated investment securities	169,517	-
Capital gain distributions from investment companies	20,595	1,690
Change in net unrealized appreciation (depreciation) on investment securities	7,116,811	(4,281,126)
Net increase (decrease) in net assets resulting from operations	9,551,328	(5,751,718)

Distributions
From net investment income, Class C	-	(928)
From net investment income, Class I	(87,564)	(55,438)
From net investment income, Class S (a)	(7,810)	(4,295)
From short-term capital gains, Class C	-	-
From short-term capital gains, Class I	-	-
From short-term capital gains, Class S (a)	-	-
From long-term capital gains, Class C	-	(7,794)
From long-term capital gains, Class I	-	(457,047)
From long-term capital gains, Class S (a)	-	(35,039)
From return of capital, Class C	-	-
From return of capital, Class I	-	-
From return of capital, Class S (a)	-	-
Total distributions	(95,374)	(560,541)

Capital Share Transactions - Class C
Proceeds from sale of shares	40,183	193,533
Shares issued in reinvestment of dividends	-	8,722
Shares redeemed	(99,616)	(395,673)
	(59,433)	(193,418)
Capital Share Transactions - Class I
Proceeds from sale of shares	8,283,937	6,331,106
Shares issued in reinvestment of dividends	76,947	467,548
Shares redeemed	(6,256,012)	(4,245,077)
	2,104,872	2,553,577
Capital Share Transactions - Class S (a)
Proceeds from sale of shares	2,652,156	4,598,284
Shares issued in reinvestment of dividends	7,810	39,334
Shares redeemed	(347,582)	(199,029)
	2,312,384	4,438,589
Net increase in net assets resulting
from capital share transactions	4,357,823	6,798,748

Total increase in net assets	13,813,777	486,489

Net Assets
Beginning of year	$ 56,075,952	$ 55,589,463
End of year	$ 69,889,729	$ 56,075,952
Accumulated undistributed net investment income	$ -	$ 45,289

* See accompanying notes which are an integral part of the financial statements.

FINANCIAL REVIEW

STATEMENTS OF CHANGES IN NET ASSETS

(Continued)	Ancora/Thelen Small-Mid Cap Fund

	Year Ended	Year Ended
	December 31, 2016	December 31, 2015
Capital Share Transactions - C Shares
Shares sold	3,295	14,663
Shares issued in reinvestment of distributions	-	733
Shares repurchased	(7,837)	(29,445)
Net decrease from capital share transactions	(4,542)	(14,049)

Capital Share Transactions - I Shares
Shares sold	644,888	485,230
Shares issued in reinvestment of distributions	5,411	38,640
Shares repurchased	(506,242)	(328,944)
Net increase from capital share transactions	144,057	194,926

Capital Share Transactions - S Shares (a)
Shares sold	209,491	338,621
Shares issued in reinvestment of distributions	540	3,206
Shares repurchased	(27,132)	(16,159)
Net increase from capital share transactions	182,899	325,668

* See accompanying notes which are an integral part of the financial statements.

(a) For period June 19, 2015 (commencement of operations) through December 31, 2015.

FINANCIAL REVIEW

STATEMENTS OF CHANGES IN NET ASSETS

	Ancora MicroCap Fund

	Year Ended	Year Ended
	December 31, 2016	December 31, 2015
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$ 36,762	$ (156,582)
Net realized gain on investment securities	131,893	1,999,775
Net realized gain on affiliated investment securities	-	-
Capital gain distributions from investment companies	-	-
Capital gain distributions from affiliated investment securities	-	-
Change in net unrealized appreciation (depreciation) on investment securities	2,321,493	(3,372,514)
Net increase (decrease) in net assets resulting from operations	2,490,148	(1,529,321)

Distributions
From net investment income, Class C	-	-
From net investment income, Class I	(32,806)	-
From short-term capital gains, Class C	(8,147)	(3,134)
From short-term capital gains, Class I	(125,412)	(45,766)
From long-term capital gains, Class C	(6,225)	(132,322)
From long-term capital gains, Class I	(95,828)	(1,932,577)
From return of capital, Class C	-	-
From return of capital, Class I	-	-
Total distributions	(268,418)	(2,113,799)

Capital Share Transactions - Class C
Proceeds from sale of shares	57,339	214,800
Shares issued in reinvestment of dividends	14,372	135,456
Shares redeemed	(162,691)	(50,263)
	(90,980)	299,993
Capital Share Transactions - Class I
Proceeds from sale of shares	1,955,205	4,329,934
Shares issued in reinvestment of dividends	249,562	1,950,262
Shares redeemed	(2,782,429)	(1,844,125)
	(577,662)	4,436,071
Net increase (decrease) in net assets resulting
from capital share transactions	(668,642)	4,736,064

Total increase in net assets	1,553,088	1,092,944

Net Assets
Beginning of year	$ 15,610,863	$ 14,517,919
End of year	$ 17,163,951	$ 15,610,863
Accumulated undistributed net investment income (loss)	$ 3,956	$ -

Capital Share Transactions - C Shares
Shares sold	5,367	16,049
Shares issued in reinvestment of distributions	1,193	12,901
Shares repurchased	(15,809)	(3,754)
Net increase (decrease) from capital share transactions	(9,249)	25,196

Capital Share Transactions - I Shares
Shares sold	178,451	309,668
Shares issued in reinvestment of distributions	19,182	173,403
Shares repurchased	(247,832)	(138,106)
Net increase (decrease) from capital share transactions	(50,199)	344,965

* See accompanying notes which are an integral part of the financial statements.

FINANCIAL REVIEW

STATEMENTS OF CHANGES IN NET ASSETS

	Ancora Special Opportunity Fund

	Year Ended	Year Ended
	December 31, 2016	December 31, 2015
Increase (Decrease) in Net Assets from Operations
Net investment loss	$ (95,010)	$ (34,601)
Net realized gain (loss) on investment securities	871,851	(157,942)
Net realized gain (loss) on affiliated investment securities	34,753	(423)
Capital gain distributions from investment companies	103,176	71,509
Change in net unrealized appreciation (depreciation) on investment securities	1,152,389	(434,887)
Net increase (decrease) in net assets resulting from operations	2,067,159	(556,344)

Distributions
From net investment income, Class C	-	-
From net investment income, Class I	-	-
From short-term capital gains, Class C	(491,330)	(3,631)
From short-term capital gains, Class I	(148,674)	(960)
From long-term capital gains, Class C	(53,744)	(196,504)
From long-term capital gains, Class I	(16,262)	(51,974)
From return of capital, Class C	-	-
From return of capital, Class I	-	-
Total distributions	(710,010)	(253,069)

Capital Share Transactions - Class C
Proceeds from sale of shares	3,024,552	4,675,737
Shares issued in reinvestment of dividends	47,046	20,868
Shares redeemed	(2,856,771)	(681,117)
	214,827	4,015,488
Capital Share Transactions - Class I
Proceeds from sale of shares	695,214	221,296
Shares issued in reinvestment of dividends	22,335	4,987
Shares redeemed	(221,419)	(380,350)
	496,130	(154,067)
Net increase in net assets resulting
from capital share transactions	710,957	3,861,421

Total increase in net assets	2,068,106	3,052,008

Net Assets
Beginning of year	$ 13,199,294	$ 10,147,286
End of year	$ 15,267,400	$ 13,199,294
Accumulated undistributed net investment income (loss)	$ -	$ -

Capital Share Transactions - C Shares
Shares sold	494,789	760,089
Shares issued in reinvestment of distributions	7,397	3,680
Shares repurchased	(493,622)	(112,691)
Net increase from capital share transactions	8,564	651,078

Capital Share Transactions - I Shares
Shares sold	107,679	33,700
Shares issued in reinvestment of distributions	3,209	813
Shares repurchased	(34,384)	(58,592)
Net increase (decrease) from capital share transactions	76,504	(24,079)

* See accompanying notes which are an integral part of the financial statements.

FINANCIAL REVIEW

FINANCIAL HIGHLIGHTS FOR A FUND SHARE OUTSTANDING – throughout each period

Ancora Income Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
CLASS C SHARES	12/31/2016	12/31/2015	12/31/2014	12/31/2013	12/31/2012

Selected Per Share Data
Net asset value, beginning of year	$ 8.06	$ 8.37	$ 8.08	$ 8.98	$ 8.97

Income from investment operations
Net investment income (a)	0.26	0.28	0.27	0.26	0.31
Net realized and unrealized gain (loss)	0.18	(0.05)	0.60	(0.56)	0.30
Total from investment operations	0.44	0.23	0.87	(0.30)	0.61

Less Distributions to shareholders:
From net investment income	(0.28)	(0.32)	(0.49)	(0.35)	(0.60)
From net realized gain	(0.04)	(0.08)	(0.03)	-	-
From return of capital	(0.17)	(0.14)	(0.06)	(0.25)	-
Total distributions	(0.49)	(0.54)	(0.58)	(0.60)	(0.60)

Paid in capital from redemption fees	- (e)	-	-	-	-

Net asset value, end of year	$ 8.01	$ 8.06	$ 8.37	$ 8.08	$ 8.98

Total Return (b)	5.51%	2.81%	10.92%	(3.51)%	6.84%

Ratios and Supplemental Data
Net assets, end of year (000)	$ 12,278	$ 14,645	$ 13,817	$ 12,601	$ 14,300
Ratio of expenses to average net assets (c)	1.93%	1.92%	1.95%	1.95%	2.00%
Ratio of expenses to average net assets
before waiver & reimbursement (c)	1.93%	1.92%	1.95%	1.95%	2.01%
Ratio of net investment income (loss) to
average net assets (c) (d)	3.22%	3.42%	3.23%	3.00%	3.42%
Ratio of net investment income (loss) to
average net assets before waiver & reimbursement (c) (d)	3.22%	3.42%	3.23%	3.00%	3.41%
Portfolio turnover rate	76.34%	88.64%	104.56%	122.34%	116.25%

* See accompanying notes which are an integral part of the financial statements.

(a)  Net investment income (loss) per share is based on average shares outstanding.

(b)  Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(c) These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments.

(d) Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(e) Amount is less than 0.005

FINANCIAL REVIEW

FINANCIAL HIGHLIGHTS FOR A FUND SHARE OUTSTANDING – throughout each period

Ancora/Thelen Small-Mid Cap Fund
	Year Ended	Year Ended	Year Ended	Period Ended
CLASS C SHARES	12/31/2016	12/31/2015	12/31/2014	12/31/2013(g)

Selected Per Share Data
Net asset value, beginning of period	$ 11.85	$ 13.30	$ 13.07	$ 10.00

Income from investment operations
Net investment income (loss) (a)	(0.09)	(0.08)	0.03	(0.11)
Net realized and unrealized gain (loss)	1.96	(1.25)	0.69	3.39
Total from investment operations	1.87	(1.33)	0.72	3.28

Less Distributions to shareholders:
From net investment income	-	(0.01)	(0.04)	-
From net realized gain	-	(0.11)	(0.45)	(0.21)
From return of capital	-	-	-	-
Total distributions	-	(0.12)	(0.49)	(0.21)

Net asset value, end of period	$ 13.72	$ 11.85	$ 13.30	$ 13.07

Total Return (b)	15.78%	(9.99)%	5.44%	32.84%(f)

Ratios and Supplemental Data
Net assets, end of period (000)	$ 932	$ 859	$ 1,150	$ 1,049
Ratio of expenses to average net assets (c)	2.07%	2.07%	2.10%	2.18%(e)
Ratio of expenses to average net assets
before waiver & reimbursement (c)	2.07%	2.07%	2.10%	2.18%(e)
Ratio of net investment income (loss) to
average net assets (c) (d)	(0.76)%	(0.60)%	0.25%	(0.94)%(e)
Ratio of net investment income (loss) to
average net assets before waiver & reimbursement (c) (d)	(0.76)%	(0.60)%	0.25%	(0.94)%(e)
Portfolio turnover rate	80.25%	57.12%	63.63%	46.72%(f)

(a)  Net investment income (loss) per share is based on average shares outstanding.

(b)  Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(c) These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments.

(d) Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(e) Annualized

(f) Not Annualized

(g) For period January 2, 2013 (commencement of operations) through December 31, 2013.

* See accompanying notes which are an integral part of the financial statements.

FINANCIAL REVIEW

FINANCIAL HIGHLIGHTS FOR A FUND SHARE OUTSTANDING – throughout each period

Ancora MicroCap Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
CLASS C SHARES	12/31/2016	12/31/2015	12/31/2014	12/31/2013	12/31/2012

Selected Per Share Data
Net asset value, beginning of year	$ 10.44	$ 13.41	$ 13.48	$ 10.78	$ 10.05

Income from investment operations
Net investment loss (a)	(0.06)	(0.21)	(0.16)	(0.20)	(0.17)
Net realized and unrealized gain (loss)	1.70	(1.02)	2.19	3.96	1.60
Total from investment operations	1.64	(1.23)	2.03	3.76	1.43

Less Distributions to shareholders:
From net investment income	-	-	-	-	-
From net realized gain	(0.18)	(1.74)	(2.10)	(1.06)	(0.70)
Total distributions	(0.18)	(1.74)	(2.10)	(1.06)	(0.70)

Net asset value, end of year	$ 11.90	$ 10.44	$ 13.41	$ 13.48	$ 10.78

Total Return (b)	15.68%	(9.22)%	15.11%	35.00%	14.27%

Ratios and Supplemental Data
Net assets, end of year (000)	$ 968	$ 946	$ 878	$ 791	$ 950
Ratio of expenses to average net assets	2.40%	2.35%	2.46%	2.58%	2.87%
Ratio of expenses to average net assets
before waiver & reimbursement	2.40%	2.35%	2.46%	2.58%	2.87%
Ratio of net investment income (loss) to
average net assets	(0.53)%	(1.63)%	(1.13)%	(1.61)%	(1.57)%
Ratio of net investment income (loss) to
average net assets before waiver & reimbursement	(0.53)%	(1.63)%	(1.13)%	(1.61)%	(1.57)%
Portfolio turnover rate	13.60%	26.97%	34.39%	23.02%	27.30%

* See accompanying notes which are an integral part of the financial statements.

(a)  Net investment income (loss) per share is based on average shares outstanding.

(b)  Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

FINANCIAL REVIEW

FINANCIAL HIGHLIGHTS FOR A FUND SHARE OUTSTANDING – throughout each period

Ancora Special Opportunity Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
CLASS C SHARES	12/31/2016	12/31/2015	12/31/2014	12/31/2013	12/31/2012

Selected Per Share Data
Net asset value, beginning of year	$ 5.71	$ 6.04	$ 6.70	$ 5.21	$ 4.33

Income from investment operations
Net investment loss (a)	(0.05)	(0.03)	(0.06)	(0.10)	(0.06)
Net realized and unrealized gain (loss)	0.98	(0.19)	0.51	1.67	0.94
Total from investment operations	0.93	(0.22)	0.45	1.57	0.88

Less Distributions to shareholders:
From net investment income	-	-	-	-	- (b)
From net realized gain	(0.30)	(0.11)	(1.11)	(0.08)	-
From return of capital	-	-	-	-	-
Total distributions	(0.30)	(0.11)	(1.11)	(0.08)	-

Net asset value, end of year	$ 6.34	$ 5.71	$ 6.04	$ 6.70	$ 5.21

Total Return (c)	16.33%	(3.60)%	6.54%	30.21%	20.40%

Ratios and Supplemental Data
Net assets, end of year (000)	$ 11,448	$ 10,269	$ 6,921	$ 6,784	$ 5,452
Ratio of expenses to average net assets (d)	2.48%	2.51%	2.52%	2.59%	2.70%
Ratio of expenses to average net assets
before waiver & reimbursement (d)	2.48%	2.51%	2.52%	2.59%	2.70%
Ratio of net investment income (loss) to
average net assets (d) (e)	(0.89)%	(0.44)%	(0.85)%	(1.54)%	(1.25)%
Ratio of net investment income (loss) to
average net assets before waiver & reimbursement (d) (e)	(0.89)%	(0.44)%	(0.85)%	(1.54)%	(1.25)%
Portfolio turnover rate	141.57%	200.23%	145.11%	113.99%	124.71%

* See accompanying notes which are an integral part of the financial statements.

(a) Net investment income (loss) per share is based on average shares outstanding.

(b) Amount is less than 0.005

(c) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(d) These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.

(e) Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

FINANCIAL REVIEW

FINANCIAL HIGHLIGHTS FOR A FUND SHARE OUTSTANDING – throughout each period

Ancora Income Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
CLASS I SHARES (Formerly Class D)	12/31/2016	12/31/2015	12/31/2014	12/31/2013	12/31/2012

Selected Per Share Data
Net asset value, beginning of year	$ 8.15	$ 8.44	$ 8.12	$ 8.98	$ 8.98

Income from investment operations
Net investment income (loss) (a)	0.33	0.34	0.33	0.32	0.34
Net realized and unrealized gain (loss)	0.17	(0.06)	0.60	(0.55)	0.29
Total from investment operations	0.50	0.28	0.93	(0.23)	0.63

Less Distributions to shareholders:
From net investment income	(0.31)	(0.35)	(0.52)	(0.36)	(0.63)
From net realized gain	(0.04)	(0.08)	(0.03)	-	-
From return of capital	(0.17)	(0.14)	(0.06)	(0.27)	-
Total distributions	(0.52)	(0.57)	(0.61)	(0.63)	(0.63)

Paid in capital from redemption fees	- (e)	- (e)	-	-	-

Net asset value, end of year	$ 8.13	$ 8.15	$ 8.44	$ 8.12	$ 8.98

Total Return (b)	6.21%	3.41%	11.64%	(2.71)%	7.19%

Ratios and Supplemental Data
Net assets, end of year (000)	$ 19,880	$ 13,814	$ 11,574	$ 9,682	$ 9,161
Ratio of expenses to average net assets (c)	1.28%	1.28%	1.28%	1.29%	1.75%
Ratio of expenses to average net assets
before waiver & reimbursement (c)	1.43%	1.42%	1.46%	1.45%	1.76%
Ratio of net investment income (loss) to
average net assets (c) (d)	4.04%	4.08%	3.88%	3.71%	3.74%
Ratio of net investment income (loss) to
average net assets before waiver & reimbursement (c) (d)	3.90%	3.94%	3.70%	3.55%	3.73%
Portfolio turnover rate	76.34%	88.64%	104.56%	122.34%	116.25%

* See accompanying notes which are an integral part of the financial statements.

(a) Net investment income (loss) per share is based on average shares outstanding.

(b)  Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(c) These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments.

(d) Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(e) Amount is less than 0.005

FINANCIAL REVIEW

FINANCIAL HIGHLIGHTS FOR A FUND SHARE OUTSTANDING – throughout the period

Ancora/Thelen Small-Mid Cap Fund
	Year Ended	Year Ended	Year Ended	Period Ended
CLASS I SHARES	12/31/2016	12/31/2015	12/31/2014	12/31/2013(g)

Selected Per Share Data
Net asset value, beginning of period	$ 12.06	$ 13.43	$ 13.19	$ 10.00

Income from investment operations
Net investment income (loss) (a)	0.00(h)	0.01	0.14	(0.01)
Net realized and unrealized gain (loss)	2.00	(1.26)	0.69	3.41
Total from investment operations	2.00	(1.25)	0.83	3.40

Less Distributions to shareholders:
From net investment income	(0.02)	(0.01)	(0.14)	-
From net realized gain	-	(0.11)	(0.45)	(0.21)
From return of capital	-	-	-	-
Total distributions	(0.02)	(0.12)	(0.59)	(0.21)

Paid in capital from redemption fees	- (h)	- (h)	-	-

Net asset value, end of period	$ 14.04	$ 12.06	$ 13.43	$ 13.19

Total Return (b)	16.58%	(9.30)%	6.22%	34.04%(f)

Ratios and Supplemental Data
Net assets, end of period (000)	$ 61,691	$ 51,236	$ 54,439	$ 43,787
Ratio of expenses to average net assets (c)	1.32%	1.31%	1.32%	1.39%(e)
Ratio of expenses to average net assets
before waiver & reimbursement (c)	1.32%	1.31%	1.32%	1.46%(e)
Ratio of net investment income (loss) to
average net assets (c) (d)	0.03%	0.09%	1.07%	(0.09)%(e)
Ratio of net investment income (loss) to
average net assets before waiver & reimbursement (c) (d)	0.03%	0.09%	1.07%	(0.17)%(e)
Portfolio turnover rate	80.25%	57.12%	63.63%	46.72%(f)

* See accompanying notes which are an integral part of the financial statements.

(a) Net investment income (loss) per share is based on average shares outstanding.

(b)  Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(c) These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments.

(d) Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(e) Annualized

(f) Not Annualized

(g) For period January 2, 2013 (commencement of operations) through December 31, 2013.

(h) Amount is less than 0.005

FINANCIAL REVIEW

FINANCIAL HIGHLIGHTS FOR A FUND SHARE OUTSTANDING – throughout the period

Ancora MicroCap Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
CLASS I SHARES (Formerly Class D)	12/31/2016	12/31/2015	12/31/2014	12/31/2013	12/31/2012

Selected Per Share Data
Net asset value, beginning of year	$ 11.20	$ 14.15	$ 13.99	$ 11.05	$ 10.23

Income from investment operations
Net investment loss (a)	0.03	(0.12)	(0.04)	(0.08)	(0.12)
Net realized and unrealized gain (loss)	1.85	(1.09)	2.30	4.08	1.64
Total from investment operations	1.88	(1.21)	2.26	4.00	1.52

Less Distributions to shareholders:
From net investment income	(0.03)	-	-	-	-
From net realized gain	(0.18)	(1.74)	(2.10)	(1.06)	(0.70)
Total distributions	(0.21)	(1.74)	(2.10)	(1.06)	(0.70)

Paid in capital from redemption fees	- (c)	- (c)	-	-	-

Net asset value, end of year	$ 12.87	$ 11.20	$ 14.15	$ 13.99	$ 11.05

Total Return (b)	16.73%	(8.61)%	16.21%	36.32%	14.89%

Ratios and Supplemental Data
Net assets, end of year (000)	$ 16,195	$ 14,665	$ 13,640	$ 11,136	$ 6,629
Ratio of expenses to average net assets	1.60%	1.60%	1.60%	1.60%	2.37%
Ratio of expenses to average net assets
before waiver & reimbursement	1.65%	1.60%	1.71%	1.83%	2.37%
Ratio of net investment income (loss) to
average net assets	0.28%	(0.90)%	(0.25)%	(0.58)%	(1.03)%
Ratio of net investment income (loss) to
average net assets before waiver & reimbursement	0.22%	(0.90)%	(0.36)%	(0.81)%	(1.03)%
Portfolio turnover rate	13.60%	26.97%	34.39%	23.02%	27.30%

* See accompanying notes which are an integral part of the financial statements.

(a) Net investment income (loss) per share is based on average shares outstanding.

(b)  Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(c) Amount is less than 0.005

FINANCIAL REVIEW

FINANCIAL HIGHLIGHTS FOR A FUND SHARE OUTSTANDING – throughout the period

Ancora Special Opportunity Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
CLASS I SHARES (Formerly Class D)	12/31/2016	12/31/2015	12/31/2014	12/31/2013	12/31/2012

Selected Per Share Data
Net asset value, beginning of year	$ 6.18	$ 6.48	$ 7.06	$ 5.44	$ 4.50

Income from investment operations
Net investment income (loss) (a)	(0.01)	0.02	(0.01)	(0.05)	(0.04)
Net realized and unrealized gain (loss)	1.07	(0.21)	0.54	1.75	0.98
Total from investment operations	1.06	(0.19)	0.53	1.70	0.94

Less Distributions to shareholders:
From net investment income	-	-	-	-	- (b)
From net realized gain	(0.30)	(0.11)	(1.11)	(0.08)	-
From return of capital	-	-	-	-	-
Total distributions	(0.30)	(0.11)	(1.11)	(0.08)	-

Net asset value, end of year	$ 6.94	$ 6.18	$ 6.48	$ 7.06	$ 5.44

Total Return (c)	17.19%	(2.89)%	7.33%	31.32%	20.97%

Ratios and Supplemental Data
Net assets, end of year (000)	$ 3,820	$ 2,930	$ 3,226	$ 3,392	$ 2,999
Ratio of expenses to average net assets (d)	1.73%	1.76%	1.77%	1.84%	2.20%
Ratio of expenses to average net assets
before waiver & reimbursement (d)	1.73%	1.76%	1.77%	1.84%	2.20%
Ratio of net investment income (loss) to
average net assets (d) (e)	(0.10)%	0.24%	(0.13)%	(0.76)%	(0.75)%
Ratio of net investment income (loss) to
average net assets before waiver & reimbursement (d) (e)	(0.10)%	0.24%	(0.13)%	(0.76)%	(0.75)%
Portfolio turnover rate	141.57%	200.23%	145.11%	113.99%	124.71%

* See accompanying notes which are an integral part of the financial statements.

(a)  Net investment income (loss) per share is based on average shares outstanding.

(b) Amount is less than 0.005

(c) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(d) These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments.

(e) Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

FINANCIAL REVIEW

FINANCIAL HIGHLIGHTS FOR A FUND SHARE OUTSTANDING – throughout the period

Ancora/Thelen Small-Mid Cap Fund
	Year Ended	Period Ended
CLASS S SHARES	12/31/2016	12/31/2015 (g)

Selected Per Share Data
Net asset value, beginning of period	$ 12.23	$ 14.00

Income from investment operations
Net investment income (a)	0.05	0.01
Net realized and unrealized gain (loss)	2.03	(1.66)
Total from investment operations	2.08	(1.65)

Less Distributions to shareholders:
From net investment income	(0.02)	(0.01)
From net realized gain	-	(0.11)
From return of capital	-	-
Total distributions	(0.02)	(0.12)

Net asset value, end of period	$ 14.29	$ 12.23

Total Return (b)	16.97%	(11.77)%(f)

Ratios and Supplemental Data
Net assets, end of period (000)	$ 7,267	$ 3,981
Ratio of expenses to average net assets (c)	0.99%	0.99%(e)
Ratio of expenses to average net assets
before waiver & reimbursement (c)	1.31%	1.31%(e)
Ratio of net investment income (loss) to
average net assets (c) (d)	0.34%	0.15%(e)
Ratio of net investment income (loss) to
average net assets before waiver & reimbursement (c) (d)	0.01%	(0.16)%(e)
Portfolio turnover rate	80.25%	57.12%(f)

* See accompanying notes which are an integral part of the financial statements.

(a) Net investment income (loss) per share is based on average shares outstanding.

(b)  Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(c) These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments.

(d) Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(e) Annualized

(f) Not Annualized

(g) For period June 19, 2015 (commencement of operations) through December 31, 2015.

FINANCIAL REVIEW

Ancora Trust

Notes to the Financial Statements

December 31, 2016

NOTE 1. ORGANIZATION

Ancora Income Fund (the “Income Fund”), Ancora/Thelen Small-Mid Cap Fund (the “Small-Mid Cap Fund”), Ancora MicroCap Fund (the “MicroCap Fund”), and Ancora Special Opportunity Fund (the “Special Opportunity Fund”), (each, a “Fund” and collectively, the “Funds”) are each a separate series of Ancora Trust (the “Trust”), an Ohio business trust under a Declaration of Trust dated August 20, 2003. The Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest representing interests in separate funds of securities, and it permits the Trust to offer separate classes of each such series. The Income Fund’s investment objective is to obtain a high level of income, with a secondary objective of capital appreciation. The Small-Mid Cap Fund’s investment objective is to obtain capital appreciation. The MicroCap Fund’s investment objective is to obtain capital appreciation. The Special Opportunity Fund’s investment objective is obtaining a high total return through a combination of income and capital appreciation in the value of its shares.  Each Fund is an “open-end” management investment company as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). Each Fund is a “diversified” company as defined in the 1940 Act.  The Board of Trustees (the “Board”) of the Trust has authorized that shares of the Funds may be offered in three classes: Class C, Class I (formerly Class D) and Class S. Class S shares are currently offered in the Ancora/Thelen Small-Mid Cap Fund only. Class C, Class I and Class S shares are identical, except as to minimum investment requirements and the services offered to and expenses borne by each class. Class C shares are a no-load share class. Class S and Class I shares are offered continuously at net asset value. Class C shares are subject to distribution and shareholder service fees. Class C, Class I and Class S shares are subject to a contractual limit on total operating expenses. Income and realized/unrealized gains or losses are allocated to each class based on relative net assets. The investment advisor of the Funds is Ancora Advisors LLC (the “Advisor”).

The Funds will deduct a 2% redemption fee from redemption proceeds if shares are purchased and then redeemed within 90 days.  For the year ended December 31, 2016, the Income Fund – Class C collected $38 and Class I collected $10 in redemption fees. For the year ended December 31, 2016, the Small-Mid Cap Fund – Class I collected $650 in redemption fees.  For the year ended December 31, 2016, the Microcap Fund – Class I collected $73 in redemption fees.  For the year ended December 31, 2016, the Small-Mid Cap Fund Class C and S, the Microcap Fund – Class C and the Opportunity Fund – Class C and Class I did not collect any redemption fees.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the U.S. (“GAAP”).

Security Valuation - All investments in securities are recorded at their estimated fair value, as described in Note 3.

FINANCIAL REVIEW

Ancora Trust

Notes to the Financial Statements (CONTINUED)

December 31, 2016

Use Of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting year.  Actual results could differ from those estimates.

Federal Income Taxes - The Funds’ policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of their taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Funds’ policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Funds’ policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Funds recognize the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed. Funds identify their major tax jurisdiction as U.S. Federal; however the Funds’ are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

As of and during the year ended December 31, 2016, the Funds’ did not have a liability for any unrecognized tax benefits. The Funds’ recognize interest and penalty, if any, related to recognized tax benefits or income tax expense on the Statements of Operations. During the year ended December 31, 2016, the Funds’ did not incur any interest or penalties.

Distributions To Shareholders – The Income Fund intends to distribute substantially all of its net investment income, if any, as dividends to its shareholders on a monthly basis.  The Special Opportunity Fund, MicroCap Fund, and Small-Mid Cap Fund intend to distribute substantially all of their net investment income, if any, as dividends to their shareholders on at least an annual basis.  Distributions to shareholders are recorded on the ex-dividend date.  All the Funds intend to distribute their net realized long term capital gains and net realized short term capital gains, if any, at least once a year.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes.  These differences are caused by differences in the timing and recognition of certain components of income, expense, or realized capital gain for federal income tax purposes.  Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, the results of operations, or net asset value per share of a fund.

FINANCIAL REVIEW

Ancora Trust

Notes to the Financial Statements (CONTINUED)

December 31, 2016

At December 31, 2016 the following reclassifications were made:

	Undistributed Net Investment Income (Loss)	Realized Gain (Loss) on Investments	Capital
Income Fund	$ 625,462	$ (15,469)	$ (609,993)
Small-Mid Cap Fund	$ 23,273	$ (23,273)	$ -
MicroCap Fund	$ -	$ -	$ -
Special Opportunity Fund	$ 95,010	$ (79,720)	$ (15,290)

Other - The Funds follow industry practice and record security transactions based on the trade date.  The specific identification method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the appropriate country’s rules and tax rates.

The Funds may hold certain investments which pay dividends to their shareholders based upon available funds from operations. It is possible for these dividends to exceed the underlying investments’ taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of the cost of investments or as a realized gain, respectively.

Expenses – Expenses incurred by the Trust that do not relate to a specific Fund of the Trust are allocated to the individual Funds based on each Fund’s relative net assets or other appropriate basis as determined by the Board.

NOTE 3. SECURITIES VALUATIONS

All investments in securities are recorded at their estimated fair value. The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

FINANCIAL REVIEW

Ancora Trust

Notes to the Financial Statements (CONTINUED)

December 31, 2016

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements - A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Money market mutual funds are generally priced at the ending NAV provided by the service agent of the fund. The money market securities will be categorized as Level 1 within the fair value hierarchy.

Equity securities (common stocks including real estate investment trusts senior securities, traditional preferred securities, investment companies, and corporate bond trust certificates) - Equity securities are valued by using market quotations furnished by a pricing service when the Advisor believes such prices accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued at a fair price as determined by the Advisor in good faith, in accordance with guidelines adopted by and subject to review of the Board of Trustees. Manually priced securities held by the Funds (if any) are reviewed by the Board of Trustees on a quarterly basis. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 within the fair value hierarchy.

Fixed income securities - Fixed income securities are valued by a pricing service when the Advisor believes such prices are accurate and reflect the fair value of such securities. If the Advisor decides that a price provided by the pricing services does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation. Generally, fixed income securities are categorized as Level 2 within the fair value hierarchy.

FINANCIAL REVIEW

Ancora Trust

Notes to the Financial Statements (CONTINUED)

December 31, 2016

The following table summarizes the inputs used to value each Fund’s assets measured at fair value as of December 31, 2016:

Ancora Income Fund Valuation Inputs of Assets *	Level 1	Level 2	Level 3	Total
Corporate Bond Trust Certificates	$ 10,916,101	$ -	$ -	$ 10,916,101
Traditional Preferred	2,166,070	-	-	2,166,070
Investment Companies	12,672,801	-	-	12,672,801
REIT Senior Securities	4,454,313	-	-	4,454,313
Money Market Funds	1,866,221	-	-	1,866,221
Total	$ 32,075,506	$ -	$ -	$ 32,075,506

Ancora/Thelen Small-Mid Cap Fund Valuation Inputs of Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$ 64,296,779	$ -	$ -	$ 64,296,779
Money Market Funds	5,103,674	-	-	5,103,674
Total	$ 69,400,453	$ -	$ -	$ 69,400,453

Ancora MicroCap Fund Valuation Inputs of Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$ 16,522,581	$ -	$ -	$ 16,522,581
Money Market Funds	657,319	-	-	657,319
Total	$ 17,179,900	$ -	$ -	$ 17,179,900

Ancora Special Opportunity Fund Valuation Inputs of Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$ 7,685,783	$ -	$ -	$ 7,685,783
Investment Companies	4,293,448	-	-	4,293,448
Money Market Funds	3,421,530	-	-	3,421,530
Total	$ 15,400,761	$ -	$ -	$ 15,400,761

* The Funds did not hold any Level 3 assets during the year ended December 31, 2016. For more detail on the investments in securities please refer to the Schedule of Investments. The Funds did not hold any derivative investments at any time during the year ended December 31, 2016. There were no transfers into and out of Levels 1 and 2 during the current period presented. It is the Funds' policy to recognize transfers into and out of Levels 1 and 2 at the end of the reporting period.

FINANCIAL REVIEW

Ancora Trust

Notes to the Financial Statements (CONTINUED)

December 31, 2016

The following table sets forth a summary of the changes in the fair value of each Fund’s investments in affiliated issuers for the year ended December 31, 2016:

Ancora/Thelen Small-Mid Cap Fund

Farmers National Banc Corp.	Investments
Balance Beginning at December 31, 2015	$ 488,110
Net Realized Gain/(Loss) on Sale of Investments	169,517
Net Change in Unrealized Depreciation on Investments Held at Year End	(99,688)
Net Purchases	-
Net Sales	(557,939)
Balance End at December 31, 2016	$ -
Dividend Income	$ 4,970

Ancora MicroCap Fund

Mace Security International, Inc.	Investments
Balance Beginning at December 31, 2015	$ 58,500
Net Realized Gain/(Loss) on Sale of Investments	-
Net Change in Unrealized Appreciation on Investments Held at Year End	3,000
Net Purchases	-
Net Sales	-
Balance End at December 31, 2016	$ 61,500
Dividend Income	$ -

Ancora Special Opportunity Fund

Mace Security International, Inc.	Investments
Balance Beginning at December 31, 2015	$ 975,000
Net Realized Gain/(Loss) on Sale of Investments	-
Net Change in Unrealized Appreciation on Investments Held at Year End	50,000
Net Purchases	-
Net Sales	-
Balance End at December 31, 2016	$ 1,025,000
Dividend Income	$ -

Edgewater Technology, Inc.	Investments
Balance Beginning at December 31, 2015	$ -
Net Realized Gain/(Loss) on Sale of Investments	-
Net Change in Unrealized Appreciation on Investments Held at Year End	3,854
Net Purchases	86,146
Net Sales	-
Balance End at December 31, 2016	$ 90,000
Dividend Income	$ -

FINANCIAL REVIEW

Ancora Trust

Notes to the Financial Statements (CONTINUED)

December 31, 2016

Stephan Co.	Investments
Balance Beginning at December 31, 2015	$ 181,412
Net Realized Gain/(Loss) on Sale of Investments	(24,315)
Net Change in Unrealized Depreciation on Investments Held at Year End	(4,752)
Net Purchases	-
Net Sales	(152,345)
Balance End at December 31, 2016	$ -
Dividend Income	$ 10,972

Riverview Bancorp, Inc.	Investments
Balance Beginning at December 31, 2015	$ 154,770
Net Realized Gain/(Loss) on Sale of Investments	59,068
Net Change in Unrealized Depreciation on Investments Held at Year End	(14,185)
Net Purchases	-
Net Sales	(199,653)
Balance End at December 31, 2016	$ -
Dividend Income	$ 2,580

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust retains Ancora Advisors LLC to manage the Funds’ investments.  Richard A. Barone, Trustee of the Trust, serves as a Chairman Emeritus of The Ancora Group, Inc., which is the parent company of the Advisor.  Under the terms of the Investment Advisory Agreement, (the “Agreement”), the Advisor manages the Funds’ investments in accordance with the stated policies of the Funds, subject to approval of the Board.  The Advisor makes investment decisions for each Fund and places the purchase and sale orders for portfolio transactions.  As compensation for management services, the Income Fund, Small-Mid Cap Fund, MicroCap Fund and Special Opportunity Fund are obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.00% of the average daily net assets of each Fund.  For the year ended December 31, 2016, the Advisor earned fees of $310,407 from the Income Fund, $603,664 from the Small-Mid Cap Fund, $157,044 from the MicroCap Fund, and $136,470 from the Special Opportunity Fund.  At December 31, 2016, payables to the Advisor were $23,968, $56,587, $10,950, and $13,365 for the Income Fund, Small-Mid Cap Fund, MicroCap Fund, and Special Opportunity Fund, respectively.

The Advisor has contractually agreed to waive management fees, to the extent of management fees, in order to limit total annual operating expenses (excluding dividend expenses relating to short sales, interest, taxes, brokerage commissions and the cost of acquired fund fees and expenses) for the Income Fund to 2.00% for Class C shares and 1.285% for Class I shares until April 30, 2017, but can be terminated by a vote of the Board of Trustees of the Trust if they deem the termination to be beneficial to the Fund shareholders. For the year ended December 31, 2016, the Advisor waived management fees of $24,149 for the Income Fund Class I shares. The Advisor has contractually agreed to waive management fees, to the extent of management fees, in order to limit total annual operating expenses for the Small-Mid Cap Fund to 1.39% for Class I shares and 0.99% for Class S shares until April 30, 2017, but can be terminated by a vote of the Board of Trustees of the Trust if they deem the termination to be beneficial to the Fund shareholders. For the year ended December 31, 2016, the Advisor waived management fees of $18,538 for the Small-Mid Cap Fund Class S shares. The Advisor has contractually

FINANCIAL REVIEW

Ancora Trust

Notes to the Financial Statements (CONTINUED)

December 31, 2016

agreed to waive management fees, to the extent of management fees, in order to limit total annual operating expenses for the MicroCap Fund to 1.60% for Class I shares until April 30, 2017, but can be terminated by a vote of the Board of Trustees of the Trust if they deem the termination to be beneficial to the Fund shareholders. For the year ended December 31, 2016, the Advisor waived management fees of $8,652 for the MicroCap Fund Class I shares. The Advisor is entitled to recover such waived amounts within the same fiscal year in which the Advisor reduced its fee.  No recoupment will occur except to the extent that the Funds’ expenses, together with the amount recovered, do not exceed the applicable expense limitation.

The Funds have adopted a Distribution and Shareholder Servicing Plan (each such plan, a “Distribution Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940 for each class of shares authorized.  The principal activities for which payments will be made include (i) compensation of securities dealers and others for distribution services and (ii) advertising.  In addition, each of the Funds shall pay service fees pursuant to agreements with dealers or other services.

For the year ended December 31, 2016, the fees earned and payable were as follows:

Fund	Annual Rate	Fees Earned	Amount payable at December 31, 2016
Income Fund
Class C	0.50%	$ 69,410	$ 5,102

Small-Mid Cap Fund
Class C	0.75%	$ 6,691	$ 1,555

MicroCap Fund
Class C	0.75%	$ 6,651	$ 2,882

Special Opportunity Fund
Class C	0.75%	$ 77,352	$ 8,112

The Funds have entered into an Administration Agreement with The Ancora Group, Inc., an affiliate of the advisor. Pursuant to the Administration Agreement, each of the Funds will pay an administration fee equal to 0.10% of average net assets of each Fund monthly.  Under the Administration Agreement, The Ancora Group, Inc. will assist in maintaining office facilities, furnish clerical services, prepare and file documents with the Securities and Exchange Commission, coordinate the filing of tax returns, assist with the preparation of the Funds’ Annual and Semi-Annual Reports to shareholders, monitor the Funds’ expense accruals and pay all expenses, monitor the Funds’ sub-chapter M status, maintain the Funds’ fidelity bond, monitor each Funds’ compliance with such Funds’ policies and limitations as set forth in the Prospectus and Statement of Additional Information and generally assist in the Funds’ operations.  For the year ended December 31, 2016, The Ancora Group, Inc. earned $31,041 from the Income Fund, $60,367 from the Small-Mid Cap Fund, $15,704 from the MicroCap Fund, and $13,648 from the Special Opportunity Fund.  As of December 31, 2016, The Ancora Group, Inc. was owed $2,702, $5,865, $1,454, and $1,336 by the Income Fund, Small-Mid Cap Fund, MicroCap Fund, and Special Opportunity Fund, respectively, for administrative services.

FINANCIAL REVIEW

Ancora Trust

Notes to the Financial Statements (CONTINUED)

December 31, 2016

Through December 31, 2016, the Funds’ Board of Trustees has determined that any portfolio transaction for any of the Funds may be effected through America Northcoast Securities, Inc., if, in the Advisor’s judgment, the use of America Northcoast Securities, Inc. is likely to result in price and execution at least as favorable as those of other qualified brokers, and if, in the transaction, America Northcoast Securities, Inc. charges the Funds a commission rate consistent with those charged by America Northcoast Securities, Inc. to comparable unaffiliated customers in similar transactions.  For the year ended December 31, 2016, America Northcoast Securities, Inc. received commissions on security transactions of $51,801 for the Income Fund, $113 for the Small-Mid Cap Fund, $0 for the MicroCap Fund, and $68,825 for the Special Opportunity Fund. Richard A. Barone, Trustee of the Trust, is the controlling shareholder of Arch Eagle Group, Inc., the parent company of American Northcoast Securities, Inc.

Through November 30, 2016, the Trust retained America Northcoast Securities, Inc. (the “Distributor”), to act as the principal distributor of its shares.  The Distributor served without compensation for distribution services other than fees paid to America Northcoast Securities, Inc. under the 12b-1 Plan. Effective December 1, 2016, Arbor Court Capital LLC (“Arbor Court”) is the new Distributor for shares of the Funds, replacing America Northcoast Securities, Inc. Arbor Court is an affiliated entity to the Trust’s transfer agent and fund accountant.

Certain officers or interested trustees of the Trust are also officers or employees of the Advisor or its affiliates. They receive no fee for serving as officers of the Trust.

      NOTE 5. INVESTMENTS
      At December 31, 2016, the costs of securities for federal income tax purposes were $32,008,557, $57,711,265, $15,633,996, and $13,843,579 for the Income Fund, Small-Mid Cap Fund, MicroCap Fund, and Special Opportunity Fund, respectively.

NOTE 5. INVESTMENTS

For the year ended December 31, 2016, purchases and sales of investment securities, other than short-term investments and short-term U.S. Government obligations were as follows:

	Income Fund	Small-Mid Cap Fund	MicroCap Fund	Special Opportunity Fund
Purchases
U.S. Government Obligations	$ -	$ -	$ -	$ -
Other	$ 27,306,744	$ 46,985,476	$ 2,089,827	$ 16,492,655

Sales
U.S. Government Obligations	$ -	$ -	$ -	$ -
Other	$ 21,652,442	$ 48,012,501	$ 3,223,732	$ 19,130,089

At December 31, 2016, the costs of securities for federal income tax purposes were $32,008,557, $57,711,265, $15,633,996, and $13,843,579 for the Income Fund, Small-Mid Cap Fund, MicroCap Fund, and Special Opportunity Fund, respectively.

FINANCIAL REVIEW

Ancora Trust

Notes to the Financial Statements (CONTINUED)

December 31, 2016

As of December 31, 2016, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

	Income Fund	Small-Mid Cap Fund	MicroCap Fund	Special Opportunity Fund
Gross Appreciation	$ 749,197	$13,315,058	$ 4,352,867	$ 2,206,443
Gross (Depreciation)	(682,248)	(1,625,870)	(2,806,963)	(649,261)
Net Appreciation (Depreciation) on Investments	$ 66,949	$11,689,188	$ 1,545,904	$ 1,557,182

NOTE 6. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the year ended December 31, 2016 is as follows:

	Income Fund	Small-Mid Cap Fund	MicroCap Fund	Special Opportunity Fund
Ordinary income	$ 1,274,662	$ 72,101	$ 166,365	$ 640,004
Long-term capital gain	-	23,273	102,053	70,006
Return of capital	633,787	-	-	-
	$ 1,908,449	$ 95,374	$ 268,418	$ 710,010

The tax character of distributions paid during the year ended December 31, 2015 is as follows:

	Income Fund	Small-Mid Cap Fund	MicroCap Fund	Special Opportunity Fund
Ordinary income	$ 1,127,384	$ 60,698	$ 48,905	$ 4,591
Long-term capital gain	271,139	499,843	2,064,894	248,478
Return of capital	491,531	-	-	-
	$ 1,890,054	$ 560,541	$ 2,113,799	$ 253,069

Under current law, capital losses and specified gains realized after October 31, and net investment losses realized after December 31, of a fund's fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes.

As of December 31, 2016, the components of distributable earnings on a tax basis were as follows:

	Income Fund	Small-Mid Cap Fund	MicroCap Fund	Special Opportunity Fund
Accumulated undistributed ordinary income (loss)	$ -	$ -	$ 61,353	$ 65,646
Accumulated undistributed capital gain (loss) (capital loss carryforward)	(16,658)	837,190	-	78,855
Unrealized appreciation (depreciation)	66,949	11,689,188	1,545,904	1,557,182
	$ 50,291	$ 12,526,378	$ 1,607,256	$ 1,701,683

FINANCIAL REVIEW

Ancora Trust

Notes to the Financial Statements (CONTINUED)

December 31, 2016

NOTE 7. CAPITAL LOSS CARRYFORWARDS

During the year ended December 31, 2016, the Special Opportunity Fund and Small Mid-Cap Fund utilized $30,081 and $1,399,255 of capital loss carryforward, respectively. As of December 31, 2016, the Income Fund elected to defer $16,658 of post-October capital losses.

NOTE 8. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of December 31, 2016, Pershing & Company owned, for the benefit of its customers, the following percentages of the outstanding shares:

Income Fund	89.28%
Small-Mid Cap Fund	56.49%
MicroCap Fund	86.11%
Special Opportunity Fund	99.62%

NOTE 9. SUBSEQUENT EVENTS

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  Management has evaluated the impact of all subsequent events on the Funds through the issuance date of these financial statements and has noted no such events requiring accounting or disclosure.

On January 24, 2017, Mr. Richard A. Barone resigned his position as Trustee of the Board of Trustees of Ancora Trust (the “Trust”). Mr. Barone will continue to serve as the portfolio manager of Ancora Income Fund and Ancora Special Opportunity Fund.

On February 17, 2017, the Board of Trustees approved the collapsing of each Fund's Class C shares into Class I shares. The Board has not determined a date that this will occur.

FINANCIAL REVIEW

Ancora Trust

Additional Information

December 31, 2016

PORTFOLIO HOLDINGS DISCLOSURE POLICY (UNAUDITED)

The Funds’ disclose their portfolio holdings in the following manner:  (i) the funds file complete schedules of portfolio holdings with the Commission for the first and third quarter each year on Form N-Q; (ii) the Funds’ form N-Q are available on the Commission website at http:www.sec.gov and in annual and semi-annual reports to shareholders’ (iii) the Funds’ Form N-Q may be reviewed and copied at the Commission Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330; (iv) on the Funds’ internet site www.ancorafunds.com approximately 10 days after the end of each fiscal quarter, which information is current as of the end of such fiscal quarter’ and (v) is available upon request by contacting the Funds in writing or by phone.

PROXY VOTING (UNAUDITED)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted those proxies during the most recent 12 month period ended June 30, is available without charge upon request by (1) calling the Funds at (866) 626-2672; and (2) from the Funds’ documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

ADVISORY RENEWAL AGREEMENT (UNAUDITED)

At a Board meeting held on August 23, 2016, the continuation, for an additional year, of the First Amended Management Agreement dated August 18, 2014 between the Funds and Ancora Advisors, LLC (the “Advisor”) was voted on.

In order to fulfill their fiduciary duties pursuant to Section 15 of the 1940 Act, the Trustees reviewed the Management Agreement between the Trust and the Advisor pursuant to which the Advisor provides investment advisory services to each of the Funds.  The Board was provided a copy of the Management Agreement and a memorandum of counsel to the Trust outlining the duties of the Board with respect to approval of continuation of the Management Agreement.  The Advisor also presented the Board with materials showing management fees paid by comparable funds.

In determining whether to approve the continuation of the Management Agreement, the Board, including the Interested Trustees, considered the fairness and reasonableness of the terms of the Agreement with respect to each Fund.  The Board considered the factors discussed below, among others.  No single factor determined whether the Board approved the continuation of the Agreement.  Instead, the Board made its decision based on a totality of the circumstances.

Nature, Extent and Quality of Services.  The Board concluded that the Advisor has a high level of expertise in managing assets of the type held by the Funds and that the services that have been provided by the Advisor to the Funds are of high quality.  The Board noted in particular the high quality of the Advisor’s management working on Fund matters.

FINANCIAL REVIEW

Ancora Trust

Additional Information (CONTINUED)

December 31, 2016

With respect to Ancora Income Fund, the Board considered that the Fund is actively managed compared to other income funds.  The Board also noted that the Advisor seeks to obtain better results than a typical income fund might expect by diligently seeking out convertible securities and closed-end funds that become available at a price lower than their underlying value.  With respect to Ancora/Thelen Small-Mid Cap Fund, Ancora MicroCap Fund and Ancora Special Opportunity Fund, the Board considered that these Funds are actively managed.  With respect to the Ancora/Thelen Small-Mid Cap Fund and the MicroCap Fund, the Board noted that the Advisor and Portfolio Managers have considerable experience and a very positive reputation with respect to investing in such stocks.

The Board also noted the benefit to the Funds of the research capabilities and professional expertise of the Ancora organization as a whole.  In addition, the Board noted (i) the Advisor has worked hard to increase assets under management, thus reducing expense ratios, (ii) the closing of several Funds when such Funds were not contributing to shareholder value, and (iii) initiative shown to contract with ACA Compliance Group an outside compliance firm, to assure compliance with laws, regulations and best practices.

Comparisons.  The Board also reviewed information regarding management fees charged by advisers to other smaller funds.  This chart showed that the 1.0% management fee charged to the Funds is equal to or below the fees paid by many other comparably sized funds.  In light of these comparisons, the Board concluded that the terms of the Agreement are fair and reasonable.  The Board also noted that the Advisor does not benefit from any “soft dollar” or similar arrangements with respect to the Funds.

The Board also considered the management fee waivers for the Small-Mid Cap Fund, Income Fund and MicroCap Fund.

Investment Performance.  The Board also discussed the investment performance of the Funds for various periods since inception, including the fact that the Income and MicroCap Funds in recent years have been rated by the Wall Street Journal and/or Morningstar as top-performing funds in their categories.  Overall, the Board determined that the performance of the Funds has been satisfactory.

Cost and Profitability.  The Board also considered the profitability of the Agreement to the Advisor.  The Board noted that the Funds are not expected to have substantial assets for some time, and, therefore, it is not anticipated that the Agreement will be particularly profitable to the Advisor.  The Board noted that at this time the Advisor’s compensation is not high relative to the experience of the Advisor and the nature and quality of the services performed by the Advisor.

Economies of Scale.  The Board noted that at this time, the fee structure does not account for the benefit of economies of scale because the Funds have insufficient assets for economies of scale to be realized.  Currently, the fee structure provides for a flat percentage rate.  Once assets under management grow to substantially higher levels, economies of scale may begin to take effect and benefit the Advisor.  At such future time, it may be appropriate for the Board to review the fee structure to determine whether the management fees as a percent of assets under management might be reduced.  The Board noted that any such discussion was premature at this time since assets would have to grow substantially above current levels before economies

FINANCIAL REVIEW

Ancora Trust

Additional Information (CONTINUED)

December 31, 2016

of scale would be realized for the Advisor.  Again, the management fee waiver discussed above was considered.

Other Factors.  The Board also noted that the Management Agreement is terminable by either party on 60 days notice.  The Board noted that, under the requirements of the 1940 Act, it would regularly review the terms of the Agreement in light of changing conditions and seek to amend or terminate the Agreement as necessary.

After its consideration of the above, the Board concluded that the terms of the Management Agreement are fair and reasonable and in the best interests of each Fund and its respective shareholders.

SUPPLEMENT DATED NOVEMBER 17, 2016 TO THE FUNDS’ PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION (UNAUDITED)

On November 14, 2016, Mr. Richard A. Barone resigned his position as Chairman of the Board of Trustees, President and Treasurer of Ancora Trust (the “Trust”). Mr. Barone will continue to serve as a Trustee and as the portfolio manager of Ancora Income Fund and Ancora Special Opportunity Fund.

Anne P. Ogan, an independent trustee who has served on the Board of the Trust since 2003, was appointed to serve as the Acting Chairperson of the Board.

In addition, effective as of December 1, 2016, Arbor Court Capital LLC (“Arbor Court”) is the new Distributor for shares of the Funds, replacing America Northcoast Securities, Inc.  Arbor Court’s address is 8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio  44147.

SUPPLEMENT DATED JANUARY 26, 2017 TO THE FUNDS’ PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION (UNAUDITED)

On January 24, 2017, Mr. Richard A. Barone resigned his position as Trustee of the Board of Trustees of Ancora Trust (the “Trust”). Mr. Barone will continue to serve as the portfolio manager of Ancora Income Fund and Ancora Special Opportunity Fund.

FINANCIAL REVIEW

Ancora Trust

Additional Information (CONTINUED)

December 31, 2016

ABOUT YOUR FUND'S EXPENSES - (UNAUDITED)

 As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2016 to December 31, 2016.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Ancora Income Fund	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2016	December 31, 2016	July 1, 2016 to December 31, 2016
Actual
Class C	$1,000.00	$988.66	$9.65
Class I	$1,000.00	$991.79	$6.43
Hypothetical (5% Annual Return before expenses)
Class C	$1,000.00	$1,015.43	$9.78
Class I	$1,000.00	$1,018.68	$6.52
*Expenses are equal to the Fund’s annualized expense ratio of 1.93% and 1.285%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

FINANCIAL REVIEW

Ancora Trust

Additional Information (CONTINUED)

December 31, 2016

(CONTINUED)

Ancora/Thelen Small Mid-Cap Fund	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2016	December 31, 2016	July 1, 2016 to December 31, 2016
Actual
Class C	$1,000.00	$1,104.67	$10.85
Class I	$1,000.00	$1,107.95	$6.89
Class S	$1,000.00	$1,110.65	$5.25
Hypothetical (5% Annual Return before expenses)
Class C	$1,000.00	$1,014.83	$10.38
Class I	$1,000.00	$1,018.60	$6.60
Class S	$1,000.00	$1,020.16	$5.03

* Expenses are equal to the Fund’s annualized expense ratio of 2.05%, 1.30% and 0.99%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Ancora MicroCap Fund	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2016	December 31, 2016	July 1, 2016 to December 31, 2016
Actual
Class C	$1,000.00	$1,178.26	$13.09
Class I	$1,000.00	$1,184.20	$8.78
Hypothetical (5% Annual Return before expenses)
Class C	$1,000.00	$1,013.12	$12.09
Class I	$1,000.00	$1,017.09	$8.11
* Expenses are equal to the Fund’s annualized expense ratio of 2.39% and 1.60%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Ancora Special Opportunity Fund	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
Fund	July 1, 2016	December 31, 2016	July 1, 2016 to December 31, 2016
Actual
Class C	$1,000.00	$1,120.10	$12.95
Class I	$1,000.00	$1,124.58	$8.97
Hypothetical (5% Annual Return before expenses)
Class C	$1,000.00	$1,012.92	$12.30
Class I	$1,000.00	$1,016.69	$8.52
* Expenses are equal to the Fund’s annualized expense ratio of 2.43% and 1.68%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

TRUSTEES & OFFICERS (UNAUDITED)

The Board of Trustees is responsible for managing the Funds’ business affairs and for exercising each Fund’s powers except those reserved for the shareholders. The day-to-day operations of the Funds are conducted by its officers. The following table provides biographical information with respect to each current Trustee and officer of the Funds.

Name, Address and Age	Position(s) Held with the Fund	Term of Office (2) and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen	Other Directorships
Independent Trustees:
Raj Aggarwal 7380 Sherman Road Cleveland, OH 44026	Trustee	Since November 15, 2003	Visiting Research Scholar at Federal Reserve Bank of Cleveland since 2013. Frank C. Sullivan Professor of International Business and Finance at University of Akron from 2006 to 2013 and the former Dean of the College of Business Administration. Firestone Chair and Professor of Finance at Kent State University from 1999 to the 2006; Mellon Chair in and Professor of Finance at John Carroll University from 1987 to 1999.	4	None.
69

Donald Lerner	Trustee	Since	Consultant to the marking device industry and private investor. Owner of Ace Rubber Company (marking devices) until 1999.	4	None.
200 North Folk Dr., Bentleyville, OH 44022 81		November 15, 2003

Anne Peterson Ogan 115 West Juniper Lane, Moreland Hills, OH 44022,	Trustee Acting Chairman	Since November 15, 2003	President of The Proper Analysis Corp. (investment management firm) from 1993 to the present.	4	None.
69		Since November 14, 2016

Frank DeFino	Trustee	Since June 2014	President and owner of AJD Holding Co. (private equity firm) from 1976 to the present.	4	None.
2181 Enterprise Parkway Twinsburg, OH 44087 62
Interested Trustee:
Richard A. Barone (1) (3)	Trustee and Portfolio Manager Chairman	Since August 2, 2003 August 2, 2003 through November 14, 2016

Portfolio Manager of the Ancora Funds since 2004; Portfolio Manager of Ancora Advisors LLC since 2003; Chairman and Director of Arch Eagle Group, Inc.  since 2002; Chairman and Director of America Northcoast Securities, Inc. since 2000; Chairman Emeritus since 2014 and Director from 2010 to 2014 of the Ancora Group Inc.; member of the Executive Committee of the Ancora entities from 2006 to 2014; Portfolio Manager of Fifth Third Investment Advisors from 2001 to 2003; Chief Executive Officer of Maxus Investment Group (financial services) until 2001; Portfolio Manager of Maxus Income Fund, Maxus Equity Fund and Maxus Aggressive Value Fund until 2001.

				4	The Stephen Company (TSC) Mace Security International (MACE)
6060 Parkland Boulevard, Suite 200 Cleveland, Ohio 44124
74

(1)  Richard A. Barone is considered an “interested person” as defined in Section 2(a) (19) of the 1940 Act by virtue of his affiliation with the Advisor.

(2) Each trustee holds office for an indefinite term until the earlier of (i) the election of his or her successor or (ii) the date the trustee dies, resigns or is removed.

(3) As disclosed in Note 9, Richard resigned his position as Trustee on January 24, 2017.

TRUSTEES & OFFICERS (UNAUDITED)

(CONTINUED)

Name, Address and Age	Position(s) Held with the Fund	Term of Office (2) and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen	Other Directorships
Officers:
Joseph M. Spidalieri 6060 Parkland Boulevard, Suite 200 Cleveland, Ohio 44124 38	Chief Compliance Officer	Since March 1, 2011	Chief Compliance Officer of Ancora Advisors LLC; Director of Compliance of Ancora Securities, Inc. until 2013; Director of Compliance of Ancora Capital Inc. until 2013; Chief Compliance Officer of The Ancora Group Inc.	4	None.
Bradley A. Zucker 6060 Parkland Boulevard, Suite 200 Cleveland, Ohio 44124 43	Secretary	Since August 2, 2003	Chief Financial Officer of Ancora Advisors LLC; Chief Financial Officer and Director of Ancora Securities, Inc. until 2013; Chief Financial Officer and Director of Ancora Capital Inc. until 2013; Chief Financial Officer and Director of The Ancora Group Inc.; member of the Executive Committee for the Ancora entities until 2016.	4	None.

(2) Each trustee holds office for an indefinite term until the earlier of (i) the election of his or her successor or (ii) the date the trustee dies, resigns or is removed.

PRIVACY POLICY

FACTS	WHAT DOES ANCORA TRUST (“ANCORA”) DO WITH YOUR PERSONAL INFORMATION?
WHY?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

WHAT?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

▪

Social security number

▪

Income

▪

Assets

▪

Risk tolerance

▪

Wire transfer instructions

▪

Transaction history

HOW?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Ancora chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Ancora Share?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your accounts(s) or respond to court orders and legal investigations.	Yes	No
For our marketing purposes - to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates' everyday business purposes - information about your transactions and experiences	No	We don’t share
For our affiliates' everyday business purposes – information about your creditworthiness	No	We don’t share
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
Questions?	Call Joseph Spidalieri at (216) 593-5007

PRIVACY POLICY

Page 2 (Continued)
What we do
How does Ancora protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does Ancora collect my personal information?

We collect your personal information, for example, when you

▪

Enter into an investment advisory contract

▪

Seek financial advice

▪

Make deposits or withdrawals from your account

▪

Tell us about your investment or retirement portfolio

▪

Give us your employment history

Why can't I limit all sharing?

Federal law gives you the right to limit only

▪

sharing for affiliates’ everyday business purposes—information about your creditworthiness

▪

affiliates from using your information to market to you

▪

sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ▪ Ancora does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ▪ Ancora does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ▪ Ancora does not jointly market.

This Page Was Left Blank Intentionally

This Page Was Left Blank Intentionally

TRUSTEES

Anne Peterson Ogan, Acting Chairman

Raj Aggarwal

Donald Lerner

Richard A. Barone

Frank DeFino

OFFICERS

Bradley Zucker, Secretary

Joseph Spidalieri, Chief Compliance Officer

INVESTMENT ADVISOR

Ancora Advisors LLC

6060 Parkland Boulevard, Suite 200
Cleveland, Ohio 44124

DISTRIBUTOR

Arbor Court Capital LLC

8000 Town Center Drive, Suite 400

Broadview Heights, Ohio  44147

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, Ohio 44115

LEGAL COUNSEL

McDonald Hopkins LLC

2100 Bank One Center

600 Superior Avenue E.

Cleveland, Ohio  44114

CUSTODIAN

U.S. Bank N.A.

425 Walnut Street

Cincinnati, Ohio  45202

TRANSFER AGENT

AND FUND ACCOUNTANT

Mutual Shareholder Services, LLC.

8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio  44147

This report is intended only for the information of shareholders or those who have received the Funds’ prospectus which contains information about the Funds’ management fee and expenses. Please read the prospectus carefully before investing.

The Funds’ Statement of Additional Information includes additional information about the Funds and is available upon request at no charge by calling the Fund.

Distributed by America Northcoast Securities, Inc. Member FINRA/SIPC

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3) Compliance with applicable governmental laws, rules, and regulations;

(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5) Accountability for adherence to the code.

(c)

Amendments:

The Code of Ethics was updated in August 2008 to comply with updated Rule 17j-1.

A copy of registrant's code of ethics will be provided to any person without charge, upon request.  Please send requests to:  Ancora Trust, Attn: Compliance, 2000 Auburn Drive, Suite 420, Cleveland, OH 44122

(d)

Waivers:

During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

The  registrant's  board of trustees has determined that the registrant does not have an  audit  committee  financial  expert.  This is  because  the  experience provided  by the  members  of  the  audit  committee  together  offers  adequate oversight for the registrants level of financial complexity.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

Registrant

Ancora Securities

FY 2016

$ 45,500

$ N/A

FY 2015

$ 40,000

$ N/A

(b)

Audit-Related Fees

Registrant

Adviser

FY 2016

$ 0

$ N/A

FY 2015

$ 0

$ N/A

Nature of the fees:

Consent estimate.

(c)

Tax Fees

Registrant

Adviser

FY 2016

$ 10,000.00

$ N/A

FY 2015

$ 10,000.00

$ N/A

Nature of the fees:

1120-RIC estimate per engagement letter.

(d)

All Other Fees

Registrant

Adviser

FY 2016

$ N/A

$ N/A

FY 2015

$ N/A

$ N/A

(e)

(1)

Audit Committee’s Pre-Approval Policies

The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2)

Percentages of Services Approved by the Audit Committee

Registrant

Adviser

Audit-Related Fees:

N/A  %

N/A %

Tax Fees:

N/A  %

N/A %

All Other Fees:

N/A  %

N/A %

(f)

During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

Registrant

Adviser

FY

2016

$ N/A

$ N/A

FY

2015

$ N/A

$ N/A

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11.  Controls and Procedures.

(a)

Disclosure Controls & Procedures.  Principal executive and financial officers have concluded that Registrant’s disclosure controls & procedures are effective based on their evaluation as of a date within 90 days of the filing date of this report.

(b)

Internal Controls.  There were no significant changes in Registrant’s internal controls of in other factors that could significantly effect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12:  Exhibits

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ancora Trust

By /s/Anne Ogan

     Anne Ogan

     Acting Chairman

Date: March 9, 2017